As filed with the Securities and Exchange Commission on February 28, 2003

                                                             File Nos. 333-38916
                                                                       811-09975

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6
                                       AND

                       THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 8
                      TT International U.S.A. Feeder Trust*
               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:

                                (44 207) 410-3500

                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                       Roger P. Joseph, Bingham Dana LLP,
                      150 Federal Street, Boston, MA 02110

It is proposed that this filing will become effective:

/X/ on May 1, 2003 pursuant to paragraph (a)(i) of Rule 485.

The Trustees of TT International U.S.A. Master Trust, on behalf of its series, TT Active International Mutual Fund and TT Europe Mutual Fund, have executed this registration statement.

TT ACTIVE INTERNATIONAL
MUTUAL FUND

      The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index

TT INTERNATIONAL INVESTMENT MANAGEMENT

                                       TT
                                 -------------
                                 INTERNATIONAL


                                  PROSPECTUS
                          INSTITUTIONAL CLASS SHARES
                                CLASS 1 SHARES
                                CLASS 2 SHARES
                                CLASS 3 SHARES
                                 May 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Fund Summary..........................................................

    Investment Goal ..................................................
    Main Investment Strategies .......................................
    Main Risks .......................................................
    Performance History ..............................................
    Fees and Expenses ................................................

Additional Investment Strategies and Risks ...........................

Managing the Fund ....................................................

Distribution Arrangements ............................................

Shareholder Information ..............................................
    How to Buy and Sell Shares .......................................
    How the Fund Calculates Share Price ..............................

Dividends, Distributions and Taxes ...................................

Financial Highlights .................................................


Appendix A -- Purchases and Sales Directly with the Fund .............     A-1

FUND SUMMARY

    INVESTMENT GOAL

    The Fund's goal is total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. There is no assurance that the Fund will achieve its goal. The Fund is not required to seek to invest in the same companies that are included in the MSCI EAFE Index or any other index.

    The Fund pursues this goal by investing in an underlying investment company, TT EAFE Portfolio. The Portfolio invests directly in securities and has the same investment goal and strategies as the Fund.

    MAIN INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment goal by investing in a diversified portfolio of primarily equity and equity-related securities in foreign markets that the investment manager to the Fund (referred to as the Manager) believes have sound prospects for sustainable growth and represent value in the form of assets and earnings. Under normal circumstances, 65% or more of the Fund's investments will consist of these securities. These equity and equity-related securities include securities listed on recognized exchanges, convertible bonds, warrants, equity and stock index futures contracts and options, including options on equity securities.

    Under normal circumstances, the Fund will invest at least 80% of its assets in securities that are tied economically to Europe, Australasia or the Far East. These regions include those countries included in the MSCI EAFE Index. These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets.

    The Manager uses both a "top-down" and a "bottom-up" investment strategy in managing the Fund's investment portfolio. As part of its top-down strategy, the Manager uses geopolitical analysis to eliminate countries where the Manager believes it is unsafe to invest and to highlight countries where change is likely to occur. In conducting the geopolitical analysis, the Manager may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which it invests, although under normal market circumstances the Fund's investments will involve securities principally traded in at least three different countries.

    The Fund's investments may include the securities of issuers located in Australia, Austria, Belgium, China, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Ireland, Italy, Japan, Korea, Malaysia, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. These are not the only countries in which the Fund can invest, and the Fund may invest in companies located in other countries as well.

    Once the Manager has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries. This primarily is part of the Manager's top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.

    Within sectors and industries the Manager applies its bottom-up strategy to identify attractive companies for investment. This strategy involves considering a wide range of factors, including:

      o perceived value in a company's assets or earnings, and

      o the potential for realizing a company's value.

    In addition, as part of its bottom-up strategy, the Manager seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

    The Manager may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions. These circumstances may include:

      o changes in the Manager's top-down geopolitical analysis,

      o changes in the Manager's view of a sector or industry,

      o changes in market conditions or perceptions,

      o changes in a company's value in assets or earnings or the prospect for realizing a company's value, and

      o opportunities to realize a profit or mitigate a loss.

    The Manager may also engage in active and frequent trading of portfolio securities in order to achieve the Fund's investment objective and principal investment strategies.

    MAIN RISKS

    There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund perform less well than other investments. The main risks of investing in the Fund are:

      o STOCK MARKET RISK. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock markets in which the Fund invests decline in value, the Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

      o STOCK SELECTION RISK. Value stocks selected by the Manager may decline in value or not increase in value when the stock market in general is rising.

      o PORTFOLIO TURNOVER RISK. To the extent that the Fund's strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

      o FOREIGN INVESTMENT RISK. Investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

        o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        o Foreign markets may be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.

        o Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.


        o Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities. On January 1, 2002, the countries participating in the European Economic and Monetary Union adopted the Euro as their sole currency. A monetary and economic union on this scale has never been attempted before, and the long-term consequences of the union are currently unclear.


    Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

    PERFORMANCE HISTORY


    The chart and table below provide some indication of the risks of investing in the Fund by illustrating that returns can differ from one year to the next and comparing this information to a broad measure of market performance. The Fund commenced operations on October 2, 2000. Performance figures for periods prior to that date shown in the bar chart and the table include and are based on the performance of the Fund's underlying mutual fund, TT EAFE Portfolio. The performance of the TT EAFE Portfolio prior to October 2, 2000, in turn, is based on the performance of the LKCM International Fund. The LKCM International Fund is a mutual fund that was subadvised by the Manager since its inception through October 2, 2000. Since that date the LKCM International Fund has invested its assets in the TT EAFE Portfolio. The LKCM International Fund has investment objectives, policies, and strategies substantially similar to those of the Fund. The bar chart shows total returns, and the table compares average annual returns to the performance of the MSCI EAFE Index.

    The bar chart shows the performance of the Fund's Institutional Class shares. All shares outstanding on August 31, 2002 were designated Institutional Class shares. Class 1, Class 2 and Class 3 shares were not offered on that date. The returns of Class 1, Class 2 and Class 3 shares of the Fund would have been lower than the Institutional Class share returns shown in the bar chart if those Classes had been offered and operational for the periods shown because the expenses of those Classes are higher than those of the Institutional Class.

    Class 1, Class 2 and Class 3 share performance shown in the table below includes the performance of the Fund's Institutional Class shares, because as of December 31, 2002, Class 1, Class 2 and Class 3 shares had not yet commenced operations. This performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of Class 1, Class 2 and Class 3 shares are higher than those of Institutional Class shares, the performance is higher than the performance of Class 1, Class 2 and Class 3 shares would have been had those Classes been offered and operational for the periods shown.


    After-tax returns for the Fund's Institutional Class shares are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

    The performance presented below, before and after taxes, is historical and does not represent projected future investment performance of the Fund.


    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without these, the results would have been less favorable.

ANNUAL TOTAL RETURN

                  1998                      10.10%
                  1999                      42.71%
                  2000                     (10.77)%
                  2001                     (29.13)%
                  2002                     (     )%






Best and Worst Quarterly Returns
(during periods shown above)

Best:     (     quarter,     )

Worst: (     )% (    quarter,     )

AVERAGE ANNUAL TOTAL RETURNS                                                 SINCE
AS OF DECEMBER 31, 2002(1)                     1 YEAR     5 YEAR      DECEMBER 30, 1997(2)
--------------------------                     ------     ------      --------------------
Institutional Class shares
    Return Before Taxes ..................    _____%      _____%           _____%
    Return After Taxes on Distributions ..    _____%      _____%           _____%
    Return After Taxes on Distributions
      and Sale of Fund Shares ............    _____%      _____%           _____%
-------------------------------------------------------------------------------------------
Other Classes
(Return Before Taxes Only)
Class 1 ..................................    _____%      _____%           _____%
Class 2 ..................................    _____%      _____%           _____%
Class 3 ..................................    _____%      _____%           _____%
-------------------------------------------------------------------------------------------

  MSCI EAFE Index (3) ....................    _____%      _____%           _____%

------------
(1) For periods prior to October 2, 2000 (commencement of operations of the Fund) share performance includes the performance of the Fund's underlying mutual fund, TT EAFE Portfolio, which, in turn, is based on the performance of the LKCM International Fund.
(2) Commencement of operations of the LKCM International Fund.
(3) The MSCI EAFE Index, an unmanaged index composed of 21 European and Pacific Basin countries, is the most recognized international index and is weighted by market capitalization. The performance of the Index is presented with gross dividends reinvested and reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES

FEE TABLE


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not have an initial or deferred sales charge (load).

                                INSTITUTIONAL
                                    CLASS      CLASS 1    CLASS 2     CLASS 3
SHAREHOLDER FEES                    NONE        NONE       NONE        NONE
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)
Redemption Fee*                        2.00%       2.00%      2.00%       2.00%
                                    -------     -------    -------     -------
ANNUAL OPERATING EXPENSES
  (FEES DEDUCTED FROM FUND ASSETS)+
Management Fees                        0.80%       0.80%      0.80%       0.80%
Distribution (12b-1) Fees
(includes service fees)                None        0.25%      0.75%       1.00%
Other Expenses++                           %           %          %           %
Total Annual Operating Expenses            %           %          %           %
----------                          -------     -------    -------     -------

Fee Waiver+++                         (    )%     (    )%    (    )%     (    )%
NET EXPENSES                            1.00%       1.25%      1.75%       2.00%

----------

  * You may be assessed a redemption fee of 2.00% if you redeem or exchange Fund shares within 60 days after their purchase. The Fund reserves the right, in its sole discretion, to waive this redemption fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, if you wish to receive your redemption (sale) proceeds by wire, there is a $7 wire fee. This fee may not apply for employer-sponsored accounts.

  + The Fund invests in securities through an underlying mutual fund, TT EAFE
    Portfolio. This table reflects the expenses of the Fund and TT EAFE
    Portfolio.
 ++ Includes costs of administration, custody, accounting services, and similar expenses.
+++ For the period from January 1, 2002 to April 30, 2004, the Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. The Manager may not receive subsequent reimbursement from the Fund of any fees so waived or expenses so reimbursed by the Manager.

EXAMPLE

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example assumes operating expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period, and that the fee waiver reflected in the fee table above is in effect for the one year time period. This is only an example; your actual expenses will be different.

                           1 YEAR         3 YEARS        5 YEARS       10 YEARS
                           ------         -------        -------       --------

Institutional Class         $              $              $             $
Class 1                     $              $              $             $
Class 2                     $              $              $             $
Class 3                     $              $              $             $


ADDITIONAL INVESTMENT
STRATEGIES AND RISKS

    The Fund's principal investment strategies are described in the section entitled "Main Investment Strategies." The Fund may use other strategies and invest in other securities that are described below and in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goal and strategies may be changed without shareholder approval.

    In pursuing its investment objective, the Fund may invest in U.S. markets through American Depositary Receipts (ADRs) and similar instruments. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars.

    While the Fund expects to invest mainly in equity securities, the Fund may also invest in investment grade debt securities and below investment grade debt securities ("junk bonds").

    The Fund will not participate in initial public offerings or other "hot issues" unless the market capitalization of the issuer exceeds a minimum threshold determined by the Manager from time to time, and the Manager otherwise determines participation to be appropriate.

    The Manager may use foreign currency contracts to hedge the Fund's currency exposure at its discretion. Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which the security is denominated. In determining whether to engage in foreign currency contracts, the Manager carefully considers fundamental macro-economic factors, as well as geopolitical factors and capital flows. In addition, the Manager may purchase and sell stock index futures contracts to hedge against the Fund's exposure to the volatility of securities prices in a particular market or to reallocate the Fund's equity market exposure.

    The Fund may, from time to time, take temporary defensive positions that are not consistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality debt securities, and may not be pursuing its investment goal.

    INVESTMENT STRUCTURE

    The Fund does not invest directly in securities but instead invests in another fund, the TT EAFE Portfolio, having the same investment goal and strategies as the Fund. The TT EAFE Portfolio, a registered investment company, buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include, as appropriate, the TT EAFE Portfolio. The Fund may stop investing in the TT EAFE Portfolio at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

    ADDITIONAL RISK INFORMATION

    The main risks of investing in the Fund are outlined above under "Fund Summary -- Main Risks." Additional, non-primary, risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goal, which are not described in this prospectus. More information about risks appears in the Fund's Statement of Additional Information.

      o DERIVATIVES. The Fund's use of derivatives (such as futures contracts, options and forward foreign currency exchange contracts) may represent a significant portion of the Fund's investments and may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The Fund's ability to use derivatives successfully depends on the Manager's ability to accurately predict movements in stock prices, interest rates and currency exchange rates. If the Manager's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

      o INVESTMENT IN AN UNDERLYING INVESTMENT COMPANY. Investment companies, in addition to the Fund, may invest in the TT EAFE Portfolio. If these other investment companies withdraw their investments from the Portfolio, the Fund may have to pay higher expenses in connection with its investment in the Portfolio.

      o INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. If the Fund invests in debt securities, a change in interest rates could cause the Fund's share price to go down.

      o CREDIT RISK. The Fund may invest in investment grade debt securities and, to a lesser extent, in non-investment grade securities (known as "junk bonds"). It is possible that some issuers will not make payments on debt securities held by the Fund, causing a loss; or an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for the Fund to sell. The lower quality debt securities in which the Fund may invest are more susceptible to these problems than higher quality obligations.

      o JUNK BONDS. Credit risk is more pronounced with so-called "junk bonds" which are debt obligations that are rated below investment-grade. The risk of default may be greater and the market for these securities may be less active, making it more difficult to sell the securities at reasonable prices, and also making valuation of the securities more difficult. The Fund may incur additional expenses if an issuer defaults and the Fund tries to recover some of its losses in a bankruptcy or other similar proceeding.

      o CONVERTIBLE SECURITIES. Convertible securities, which are debt securities or preferred stock that may be converted into common stock, are subject to the market risk of stocks, and, like debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay, or force conversion of, the debt before it matures.

      o EMERGING MARKETS. The Fund may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

MANAGING THE FUND

    THE INVESTMENT MANAGER


    The Manager for the Fund is TT International Investment Management (TT International), Martin House, 5 Martin Lane, London, England EC4R 0DP. The Manager was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations, and other institutional investors. As of March 31, 2003, the Manager had approximately $U.S. ____ billion in assets under management. The Manager is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is regulated in the conduct of its investment business in the United Kingdom by the Financial Services Authority (FSA). TT International also is registered as a commodity pool operator and commodity trading adviser with the U.S. Commodity Futures Trading Commission (CFTC).


    As payment for serving as Manager, TT International is entitled to receive a management fee at an annual rate of 0.80% of the Fund's average daily net assets, before any waivers or reimbursements.


    For the period from January 1, 2002 to December 31, 2002, the Manager received a fee of ___% of the Fund's average daily net assets, after waivers and reimbursements.


    THE PORTFOLIO MANAGERS

    The Manager uses a team of individuals who are primarily responsible for the day-to-day management of the Fund.

DISTRIBUTION ARRANGEMENTS

    The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares. Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

     --------------------------------------------------------------------------
                          Institutional    Class 1     Class 2     Class 3
                          Class Shares     Shares      Shares      Shares
     --------------------------------------------------------------------------
      Distribution Fees   None              0.25%      0.75%       1.00%
     --------------------------------------------------------------------------

    These fees are an ongoing expense and, over time, may cost investors in those Classes more than other types of sales charges. Distribution fees may be used to make payments for distribution and sales of Fund shares, including advertising, marketing or other promotional activity for the Fund.

    Quasar Distributors, LLC is the distributor of the Fund's shares.

    In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to third parties. The Manager or an affiliate also may make similar payments to the distributor and others under similar arrangements.

SHAREHOLDER INFORMATION

    HOW TO BUY AND SELL SHARES

    If you have purchased shares or plan to invest as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information on the types of available accounts, minimum balances, and buying and selling shares.


    The Fund may authorize certain brokers, and these brokers may designate intermediaries, to accept on its behalf purchase and redemption orders. The Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the net asset value next computed after the broker or designee accepts the order. Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker of agent.


    If you have purchased shares or plan to invest through a "third party provider," such as a securities broker, bank, trust company, financial supermarket, financial adviser or other service organization, please contact your third party provider for information on the types of available accounts, minimum balances, and buying and selling shares.

    If you have purchased shares or plan to invest directly with the Fund, please see Appendix A on page A-1 for information on the types of available accounts and buying and selling shares.


    REDEMPTION FEE

    Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

    o shares purchased through the reinvestment of dividends or other distributions,

    o   redemptions by the Fund of accounts with below-minimum balances,

    o   redemptions due to shareholder death or disability, or

    o   certain omnibus accounts and retirement plans approved by the Fund.


    POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

    You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

    The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

    LARGE REDEMPTIONS

    It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

    HOW THE FUND CALCULATES SHARE PRICE

    The Fund determines its share price at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the Exchange is open for trading. Net asset value is calculated separately for each Class of shares. The share price is the net asset value per share, or NAV. This calculation is made for each Class by deducting the amount of the liabilities (debts) attributable to that Class from the value of its assets (including its investment in another investment company), and dividing the difference by the number of outstanding shares of the Class.

                            Total Assets - Total Liabilities
    Net Asset Value (NAV) = --------------------------------
                            Number of Shares Outstanding

    The Fund typically uses market prices to value securities. However, when a market price is not available, or when the Fund has reason to believe the market price does not represent market realities, the Fund may use fair value methods approved by its Trustees. In such a case, the Fund's value for a security is likely to be different from quoted market prices.

    Because the Fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell Fund shares. This is because some foreign markets are open on days when the Fund does not price its shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    DISTRIBUTIONS

    The Fund intends to declare and pay income dividends on an annual basis and intends to distribute net capital gains, if any, on an annual basis in December. The Fund may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.

    TAXATION OF THE FUND

    This discussion is very general. You should consult your own tax adviser about the effect that an investment in the Fund may have on your particular tax situation.

    As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it will pay no federal income tax on the earnings it distributes to shareholders. The Fund may pay taxes to non-U.S. governments in connection with its foreign investments.

    TAXABILITY OF DISTRIBUTIONS

    You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. We will mail you an IRS Form 1099 every January that details your distributions for the prior year and how they are treated for federal tax purposes.

    Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays or that are paid by the underlying investment vehicle through which the Fund invests. If the Fund makes this election, you will be required to treat your share of those tax payments as a distribution to you from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

    NON-U.S. SHAREHOLDERS

    If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Your distributions from the Fund also may be subject to tax under the laws of your own jurisdiction.

    BACKUP WITHHOLDING

    The Fund may be required to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds, and certain other payments that are paid to you if you do not furnish certain information and certifications, or if you are otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Please read the Fund's account application for additional information regarding backup withholding of federal income tax.

    TAXABILITY OF TRANSACTIONS

    When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS


To be added by amendment

APPENDIX A

PURCHASES AND SALES
DIRECTLY WITH THE FUND

The following pages provide information on how to invest directly with the Fund and what to expect as a shareholder. IF YOU ARE INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN, SUCH AS A 401(k) PLAN, 403(b) PLAN, SEP-IRA OR SIMPLE IRA, PLEASE CONTACT YOUR EMPLOYER'S PLAN ADMINISTRATOR FOR INFORMATION.

Shares of the Fund also may be purchased through certain "third party providers." IF YOU ARE INVESTING THROUGH A THIRD PARTY PROVIDER -- FOR EXAMPLE, A SECURITIES BROKER, BANK, TRUST COMPANY, FINANCIAL SUPERMARKET, FINANCIAL ADVISER OR OTHER SERVICE ORGANIZATION -- YOUR PROVIDER MAY HAVE ITS OWN POLICIES OR INSTRUCTIONS THAT YOU WILL NEED TO FOLLOW. PLEASE CONTACT YOUR PROVIDER FOR INFORMATION. EACH CLASS OF SHARES MAY NOT BE AVAILABLE FROM EACH THIRD PARTY PROVIDER.

It is the responsibility of such third party providers to promptly forward purchase orders and payments for shares to the Fund. These providers may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund. The Fund also may pay distribution and/or service fees to third parties for the provision of distribution services and shareholder servicing with respect to the Fund and investors.

TYPES OF ACCOUNTS

You may invest through an individual account or with one or more person(s) through a joint account. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your account application. You also may open an account to invest assets held in an existing personal trust.

HOW TO BUY SHARES

Use these instructions to invest directly with the Fund.

These minimum investment levels do not apply to investments by officers or trustees of the Fund or the TT EAFE Portfolio or by partners or employees of the Manager.

MINIMUM INVESTMENTS

                  NEW ACCOUNTS                    ADDITIONAL INVESTMENTS
                  ------------                    ----------------------

Institutional Class   o $3,000,000                      o $25,000
Class 1               o $   50,000                      o $25,000
Class 2               o $   50,000                      o $25,000
Class 3               o $   50,000                      o $25,000

BY CHECK    o Mail the completed account       o Fill out the investment
              application and your check to:     form that came with your
                                                 trade confirmation or account
                                                 statement, or send a note
                                                 with your account number and
                                                 your check to:

              For regular mail --                For regular mail --
              Investors Bank & Trust             Investors Bank & Trust
              Company                            Company
              Attention: Transfer Agency,        Attention: Transfer Agency,
              Mail Code OPS22                    Mail Code OPS22
              P.O. Box 9130                      P.O. Box 9130
              Boston, MA 02117                   Boston, MA 02117

              For overnight mail --              For overnight mail  --
              Investors Bank & Trust             Investors Bank & Trust
              Company                            Company
              Attention: Transfer Agency,        Attention: Transfer Agency,
              Mail Code OPS22                    Mail Code OPS22
              200 Clarendon Street               200 Clarendon Street
              Boston, MA 02116                   Boston, MA 02116

              Your check must be in U.S.         Your check must be in U.S.
              dollars drawn on a U.S. bank       dollars drawn on a U.S. bank
              and be made payable to "TT         and be made payable to "TT
              Active International Mutual        Active International Mutual
              Fund." Third party checks cannot   Fund." Third party checks
              be accepted.                       cannot be accepted.

BY WIRE     o Please call 1-888-465-5722       o Please call 1-888-465-5722
              for instructions                   for instructions


Transactions are processed at the next determined share price after the transfer agent receives your purchase request, payment and information necessary to process the request.

HOW TO EXCHANGE SHARES

You may exchange all or a portion of your shares into the TT Europe Mutual Fund. You may obtain a prospectus for the TT Europe Mutual Fund by calling 1-888-465-5722. You may request an exchange by calling 1-888-465-5722, or in writing. All written requests must be signed by all owners and must include any required signature guarantees (see "Signature Guarantees" on page A-4). The TT Europe Mutual Fund may impose minimum investment amounts and other limitations upon exchanges into that fund.

The Fund may reject any purchase or exchange order and may suspend, change or withdraw the offering of its shares. In particular, the Fund may limit excessive trading in its shares.


The Fund may impose a redemption fee on exchanges made within 60 days of purchase. See "How to Sell Shares--Redemption Fee" on page A-_.



HOW TO SELL SHARES

You may sell all or part of your Fund shares at any time during New York Stock Exchange trading hours (generally weekdays from 9 a.m. to 4 p.m. Eastern time). Transactions are processed at the next determined share price after the transfer agent receives your sale request in good order. To be in "good order" a request must include:

    o Your account number.
    o The amount of the transaction (in dollars or shares).
    o Signatures of all owners exactly as registered on the account (for requests by mail).
    o Signature guarantees (see "Signature Guarantees" on page A-4).
    o Any supporting legal documentation that may be required.

To sell shares of the Fund by mail please complete a redemption form and mail the form to:

      For regular mail --
      Investors Bank & Trust Company
      Attention: Transfer Agency,
      Mail Code OPS22
      P.O. Box 9130
      Boston, MA 02117

      For overnight mail --
      Investors Bank & Trust Company
      Attention: Transfer Agency,
      Mail Code OPS22
      200 Clarendon Street
      Boston, MA 02116

Please note that a redemption request submitted in writing will need to include any required signature guarantees (see "Signature Guarantees" below).

To sell shares by telephone please call 1-888-465-5722 for instructions. A telephone redemption request must be received prior to the close of the New York Stock Exchange. If you telephone your request to the Fund's transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

The Fund will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Fund nor its transfer agent will be responsible if it acts on telephone instructions it reasonably believes to be genuine.

Shares also may be purchased and sold through certain brokers. These orders are received when the authorized broker or its designee accepts the order and will be priced after they are accepted by the authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.


REDEMPTION FEE

Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

    o shares purchased through the reinvestment of dividends or other distributions,

    o   redemptions by the Fund of accounts with below-minimum balances,

    o   redemptions due to shareholder death or disability, or

    o   certain omnibus accounts and retirement plans approved by the Fund.


SIGNATURE GUARANTEES

You are required to obtain a Signature Guarantee from an Eligible Guarantor for any sales (redemptions) or exchange requests submitted in writing.

Eligible Guarantors may include:
    o Banks
    o Savings institutions
    o Credit unions
    o Brokers

Note that you cannot get a signature guarantee from a notary public or from organizations that do not provide reimbursement in the case of fraud.

The Fund or its service providers may request further documentation prior to accepting sale requests. The Fund and its service providers may waive the requirement for a signature guarantee.

POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

LARGE REDEMPTIONS

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

MINIMUM BALANCE

If your account falls below the minimum balances noted below because of redemptions, the Fund may close your account by sending you a check for your balance. Before closing your account, the Fund will give you 60 days' notice and an opportunity to bring the account up to the applicable minimum. The Fund and its service providers may waive this investment minimum.

                           MINIMUM BALANCE
                           ---------------

Institutional Class        o $3,000,000
Class 1                    o $   50,000
Class 2                    o $   50,000
Class 3                    o $   50,000

                            *  *  *  *  *  *  *  *

The Fund reserves the right to change, add or withdraw various services, fees, and account policies without notice.

QUESTIONS?           Shareholders not investing through an employer-sponsored
                     plan or third party provider can speak to a Fund representative between 9 a.m. and 5 p.m. Eastern time on any Fund business day by calling 1-888-465-5722.

TO GET MORE INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for the Fund list its portfolio holdings and describe its performance.

To make shareholder inquiries or obtain copies of the Statement of Additional Information and Annual and Semi-Annual Reports of the Fund, free of charge, contact your employer's plan administrator or your third party provider. IF YOU ARE NOT INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN OR THIRD PARTY PROVIDER call 1-888-465-5722 or write to:

      For regular mail --                      For overnight mail --
      Investors Bank & Trust Company           Investors Bank & Trust Company
      Attention: Transfer Agency,              Attention: Transfer Agency,
      Mail Code OPS22                          Mail Code OPS22
      P.O. Box 9130                            200 Clarendon Street
      Boston, MA 02117                         Boston, MA 02116

SECURITIES AND EXCHANGE COMMISSION

Information about the Fund (including its Statement of Additional Information) is available on the Securities and Exchange Commission's website, www.sec.gov. Copies also may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You also may visit the Commission's Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

File No. 811-09975

TT EUROPE MUTUAL FUND

      The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe Index

TT INTERNATIONAL INVESTMENT MANAGEMENT

                                       TT
                                  -------------
                                  INTERNATIONAL


                                   PROSPECTUS
                           INSTITUTIONAL CLASS SHARES
                                 CLASS 1 SHARES
                                 CLASS 2 SHARES
                                 CLASS 3 SHARES
                                   May 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Fund Summary ..........................................................

    Investment Goal ...................................................
    Main Investment Strategies ........................................
    Main Risks ........................................................
    Performance History ...............................................
    Fees and Expenses .................................................

Additional Investment Strategies and Risks ............................

Managing the Fund .....................................................

Distribution Arrangements .............................................

Shareholder Information ...............................................
    How to Buy and Sell Shares ........................................
    How the Fund Calculates Share Price ...............................

Dividends, Distributions and Taxes ....................................

Financial Highlights ..................................................

Appendix A -- Purchases and Sales Directly with the Fund ..............    A-1

FUND SUMMARY

    INVESTMENT GOAL

    The Fund's goal is total return in excess of the total return of the Morgan Stanley Capital International Europe Index (MSCI Europe Index). There is no assurance that the Fund will achieve its goal or that the performance of the Fund will be similar to the performance of the MSCI Europe Index.

    The Fund pursues its goal by investing in an underlying investment company, TT Europe Portfolio. The Portfolio invests directly in securities and has the same investment goal and strategies as the Fund.

    MAIN INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment goal by investing in a diversified portfolio of primarily equity and equity-related securities traded in European markets that the investment manager to the Fund (referred to as the Manager) believes have sound prospects for sustainable growth and represent value in the form of assets and earnings. Under normal market conditions, the Fund will invest at least 90% of its total assets in equity or equity-related securities traded on the exchanges of countries included in the MSCI Europe Index, including common stocks, preferred stocks, warrants, cash used to cover any outstanding warrant positions, and convertible debt securities. The Fund may participate in initial public offerings or other "hot issues" if the Manager determines participation to be appropriate.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of European issuers and other securities that are tied economically to Europe. Europe includes those countries included in the MSCI Europe Index. These securities include those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets.


    REQUIRED COUNTRY ALLOCATIONS. Under normal market conditions, the Fund must allocate its investments among securities traded on exchanges in different European countries based upon the weightings of those countries in the MSCI Europe Index. This is intended to provide the Fund with a level of diversification among the different countries within the MSCI Europe Index.

    The MSCI Europe Index is an index of approximately 550 common stocks of companies domiciled in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund is not required to invest in each of the countries included in the Index or to allocate its investments among these countries in exactly the same proportions as their weightings in the Index. Instead, the maximum percentage of the Fund's assets that may be invested in securities traded on exchanges located in different European countries will be determined as follows:

    PERCENTAGE OF THE MSCI EUROPE                     MAXIMUM PERCENTAGE OF THE
    INDEX, MEASURED BY MARKET                         FUND'S ASSETS THAT MAY BE
    CAPITALIZATION, THAT IS COMPRISED OF              INVESTED IN SECURITIES
    SECURITIES TRADED ON                              TRADED ON EXCHANGES IN
    EXCHANGES IN A CERTAIN COUNTRY:                   THAT COUNTRY:

    ---------------------------------------------------------------------------
    0%, up to and including 5%                        15%
    ---------------------------------------------------------------------------
    greater than 5%, up to and including 10%          25%
    ---------------------------------------------------------------------------
    greater than 10%, up to and including 20%         35%
    ---------------------------------------------------------------------------
    greater than 20%, up to and including 30%         45%
    ---------------------------------------------------------------------------
    greater than 30%, up to and including 40%         55%
    ---------------------------------------------------------------------------
    greater than 40%, up to and including 50%         65%
    ---------------------------------------------------------------------------
    greater than 50%, up to and including 60%         75%
    ---------------------------------------------------------------------------

    For example, if 30% of the MSCI Europe Index measured by market capitalization consists of securities traded on exchanges located in the United Kingdom, no more than 45% of the Fund's total assets may be invested in securities traded on exchanges located in that country. The Fund may revise the percentages in the table above, or adopt alternative standards for attributing European companies to particular European countries, if exchanges in European countries included in the MSCI Europe Index are merged or are otherwise reorganized.

    The Fund is not required to invest in the same securities that are included in the MSCI Europe Index. For example, if the Fund is permitted to invest up to 45% of its total assets in securities traded on exchanges located in the United Kingdom, it may invest up to 45% of its total assets in these securities regardless of whether or not they are included in the Index.

    SELECTION OF INVESTMENTS FOR THE FUND. The Manager uses both a "top-down" and a "bottom-up" investment strategy in selecting stocks and other equity and equity-related securities for the Fund. As part of its top-down strategy, the Manager uses geopolitical analysis to determine the percentage of the Fund's assets that are to be invested in a particular country, within the country limitations described above. In conducting the geopolitical analysis, the Manager may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors.

    Once the Manager has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries. This primarily is part of the Manager's top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.

    Within sectors and industries the Manager applies its bottom-up strategy to identify attractive companies for investment. This strategy involves considering a wide range of factors, including:

      o perceived value in a company's assets or earnings, and

      o the potential for realizing a company's value.

    In addition, as part of its bottom-up strategy, the Manager seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

    The Manager may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions. These circumstances may include:

      o changes in the Manager's top-down geopolitical analysis,

      o changes in the Manager's view of a sector or industry,

      o changes in market conditions or perceptions,

      o changes in a company's value in assets or earnings or the prospect for realizing a company's value, and

      o opportunities to realize a profit or mitigate a loss.

    The Manager may also engage in active and frequent trading of portfolio securities in order to achieve the Fund's investment objective and principal investment strategies.

    MAIN RISKS

    There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund perform less well than other investments. The main risks of investing in the Fund are:

      o STOCK MARKET RISK. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock markets in which the Fund invests decline in value, the Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

      o STOCK SELECTION RISK. Value stocks selected by the Manager may decline in value or not increase in value when the stock market in general is rising.

      o PORTFOLIO TURNOVER RISK. To the extent that the Fund's strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

      o FOREIGN INVESTMENT RISK. European stocks may be affected by adverse political, social and economic developments abroad, and may be subject to risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

        Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities.

      o COUNTRY/REGION RISK. A particular country or region (such as Europe) may be hurt by adverse political, social and economic developments in that country or region, and investments in that country or region may lose money. The Fund may be more negatively affected by such developments than a mutual fund that invests in a larger number of countries and/or regions.


      o EURO RISK. Certain European countries have joined the European Economic and Monetary Union (EMU), and others may do so. On January 1, 2002, the countries participating in the EMU adopted the Euro as their sole currency. The consequences of the Euro conversion are presently unclear. Among other things, the EMU entails sharing an official interest rate and adhering to limits on government borrowing by participating countries. The EMU is driven by the expectation of economic benefits; however, there are significant risks associated with the EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions.


      o REQUIRED COUNTRY ALLOCATIONS. The Fund must, under normal market conditions, allocate its investments among European countries within parameters based upon the weightings of those countries in the MSCI Europe Index, as described above. This may limit the Manager's ability to pursue the most attractive investment opportunities.

      o INITIAL PUBLIC OFFERINGS. A portion of the Fund may be invested in initial public offerings (IPOs). The impact of investments in IPOs may be greater when a fund has a smaller asset base. If the size of the Fund increases, there is no guarantee that the Fund's performance will be impacted to the same extent by IPOs. Nor is there any guarantee that the Fund will continue to be able to participate in IPOs. Securities issued in IPOs have no trading history and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. The Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund, because it may not be eligible to purchase securities in a particular IPO under the Manager's IPO allocation policy, or because under certain market conditions few companies may issue securities in IPOs.

        Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

PERFORMANCE HISTORY





The chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for its first full calendar year of operations and comparing this information to a broad measure of market performance. The Fund commenced operations on February 12, 2001.

The bar chart shows the performance of the Fund's Institutional Class shares. All shares outstanding on August 31, 2002 were designated Institutional Class shares. Class 1, Class 2 and Class 3 shares were not offered on that date. The returns of Class 1, Class 2 and Class 3 shares of the Fund would have been lower than the Institutional Class share returns shown in the bar chart if those Classes had been offered and operational during the period shown because expenses of those Classes are higher than those of the Institutional Class.

Class 1, Class 2 and Class 3 share performance shown in the table below includes the performance of the Fund's Institutional Class shares because as of December 31, 2002, Class 1, Class 2 and Class 3 shares had not yet commenced operations. This performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of Class 1, Class 2 and Class 3 shares are higher than those of Institutional Class shares, the performance of Institutional Class shares is higher than the performance of Class 1, Class 2 and Class 3 shares would have been had those Classes been offered and operational for the periods shown.

After-tax returns for the Fund's Institutional Class shares are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance presented below, before and after taxes, is historical and does not represent projected future investment performance of the Fund.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without these, the results would have been less favorable.

Annual Total Return

2002     ___%

Best and Worst Quarterly Returns
(during period show above)

Best: ___% ( quarter )
Worst: ___% ( quarter )

Average Annual Total Returns
as of December 31, 2002

                                              1 Year  Since February 12, 2001(1)
Institutional Class Shares
     Return Before Taxes                         %                %
     Return After Taxes on Distributions         %                %
     Return After Taxes on Distributions and
     Sale of Fund Shares                         %                %

Other Classes
(Return Before Taxes Only)
     Class 1                                     %                %
     Class 2                                     %                %
     Class 3                                     %                %

MSCI Europe Index(2)                             %                %

(1)   Commencement of operations of the Fund.
(2) The MSCI Europe Index is an unmanaged index of equity securities originating in one of the 16 European countries, with all values expressed in U.S. dollars. The performance of the Index is presented with gross dividends reinvested and reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES

FEE TABLE


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not have an initial or deferred sales charge (load).

                                INSTITUTIONAL
                                    CLASS      CLASS 1    CLASS 2     CLASS 3

SHAREHOLDER FEES                    NONE        NONE       NONE        NONE
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)
Redemption Fee*                        2.00%       2.00%      2.00%       2.00%
                                    -------     -------    -------     -------
ANNUAL OPERATING EXPENSES (FEES
  DEDUCTED FROM FUND ASSETS)+
Management Fees++                      1.50%       1.50%      1.50%       1.50%
Distribution (12b-1) Fees
(includes service fees)                None        0.25%      0.75%       1.00%
Other Expenses+++
Total Annual Operating Expenses
----------                          -------     -------    -------     -------

Fee Waiver++++                      (      )%   (      )%  (      )%   (      )%
NET EXPENSES                           1.00%       1.25%      1.75%       2.00%

----------
   * You may be assessed a redemption fee of 2.00% if you redeem or exchange Fund shares within 60 days after their purchase. The Fund reserves the right, in its sole discretion, to waive this redemption fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, if you wish to receive your redemption (sale) proceeds by wire, there is a $7 wire fee. This fee may not apply for employer-sponsored accounts.
   + The Fund invests in securities through an underlying mutual fund, TT
     Europe Portfolio. This table reflects the expenses of the Fund and TT Europe Portfolio.
  ++ Management fees have been restated to reflect current management fees payable by the Fund. For the period from January 1, 2002 (the beginning of the Fund's fiscal year) to July 7, 2002, management fees payable by the Fund, before waivers and reimbursements, were 1.00% of the Fund's average daily net assets.
 +++ Includes costs of administration, custody, accounting services, and similar expenses.
++++ The Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. Absent an earlier modification approved by the Fund's Board of Trustees, this limitation will be in effect until December 31, 2011.

EXAMPLE

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example assumes operating expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period, and that the fee waiver reflected in the fee table above is in effect for each of the time periods noted below. This is only an example; your actual expenses will be different.

                         1 YEAR         3 YEARS        5 YEARS       10 YEARS
                         ------         -------        -------       --------

Institutional Class       $              $              $             $
Class 1                   $              $              $             $
Class 2                   $              $              $             $
Class 3                   $              $              $             $


ADDITIONAL INVESTMENT
STRATEGIES AND RISKS

    The Fund's principal investment strategies are described in the section entitled "Main Investment Strategies." The Fund may use other strategies and invest in other securities that are described below and in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goal and strategies may be changed without shareholder approval.

    If there are changes in the European countries listed in the MSCI Europe Index or in the weightings of the countries within the Index, the Manager may seek to promptly reflect the changes in the allocation of the Fund's investments among different European countries. The Manager will monitor the MSCI Europe Index and, as it deems appropriate, adjust the Fund's investments according to the weightings in the Index daily.

    In pursuing its investment objective, the Fund may invest in Global Depositary Receipts (GDRs), American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) that represent equity and equity-related securities traded on the exchanges of countries included in the MSCI Europe Index. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs are designed for use in the U.S. securities markets and EDRs and GDRs are designed for use in European and global securities markets. Depositary receipts are eligible to trade on all U.S. stock exchanges as well as on many European stock exchanges.

    The Fund may invest up to 5% of its assets in warrants and convertible securities. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.

    The Manager may use foreign currency contracts to hedge the Fund's currency exposure. Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which the security is denominated. In determining whether to engage in foreign currency contracts, the Manager carefully considers fundamental macro-economic factors, as well as geopolitical factors and capital flows.

    The Fund may, from time to time, take temporary defensive positions that are not consistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in cash and/or cash equivalents. This investment strategy may prevent the Fund from allocating its investments among securities traded on exchanges in different European countries based upon the weightings of those countries in the MSCI Europe Index.

    INVESTMENT STRUCTURE

    The Fund does not invest directly in securities but instead invests in another fund, the TT Europe Portfolio, having the same investment goal and strategies as the Fund. The TT Europe Portfolio, a registered investment company, buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include, as appropriate, the TT Europe Portfolio. The Fund may stop investing in the TT Europe Portfolio at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

    ADDITIONAL RISK INFORMATION

    The main risks of investing in the Fund are outlined above under "Fund Summary - Main Risks." Additional, non-primary, risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goal, which are not described in this prospectus. More information about risks appears in the Fund's Statement of Additional Information.

      o DERIVATIVES. The Fund's use of derivatives (such as forward foreign currency exchange contracts) may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The Fund's ability to use derivatives successfully depends on the Manager's ability to accurately predict movements in currency exchange rates. If the Manager's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

      o INVESTMENT IN AN UNDERLYING INVESTMENT COMPANY. Investment companies, in addition to the Fund, may invest in the TT Europe Portfolio. If these other investment companies withdraw their investments from the Portfolio, the Fund may have to pay higher expenses in connection with its investment in the Portfolio.

      o CONVERTIBLE SECURITIES. Convertible securities, which are debt securities or preferred stock that may be converted into common stock, are subject to the market risk of stocks, and are also subject to interest rate risk and the credit risk of their issuers. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. If the Fund invests in convertible debt securities, a change in interest rates could cause the Fund's share price to go down. Also, it is possible that some issuers will not make payments on convertible debt securities held by the Fund, causing a loss; or an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a convertible security can also affect the security's liquidity and make it more difficult for the Fund to sell. Call provisions may allow the issuer of a debt security to repay, or force conversion of, the security before it matures.

MANAGING THE FUND

    THE INVESTMENT MANAGER


    The Manager for the Fund is TT International Investment Management (TT International), Martin House, 5 Martin Lane, London, England EC4R 0DP. The Manager was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations, and other institutional investors. As of March 31, 2003, the Manager had approximately $U.S. ____ billion in assets under management. The Manager is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Financial Services Authority (FSA). TT International also is registered as a commodity pool operator and commodity trading adviser with the U.S. Commodity Futures Trading Commission (CFTC).


    As payment for serving as Manager, TT International is entitled to receive a management fee at an annual rate of 1.50% of the Fund's average daily net assets, before any waivers or reimbursements. This fee is higher than the management fee paid by most mutual funds.


    For the period January 1, 2002 to December 31, 2002, the Manager received a fee of ___% of the Fund's average daily net assets, after waivers and reimbursements.


    THE PORTFOLIO MANAGERS

    The Manager uses a team of individuals who are primarily responsible for the day-to-day management of the Fund.

    THE MANAGER'S PRIOR PERFORMANCE


    The table below sets forth the annual returns of a separate account (referred to as the Europe Account) managed by TT International. The Europe Account is the only account or fund managed by TT International that is priced in U.S. dollars and that has an investment goal, policies and restrictions substantially similar to the Fund. The Europe Account has been managed in substantially the same way that the Fund is managed by TT International. The Europe Account is not subject to certain investment limitations, diversification requirements and other requirements under the Investment Company Act and the Internal Revenue Code that the Fund is subject to, which had they applied might have adversely affected performance. The data is provided to illustrate the past performance of TT International in managing a substantially similar account as measured against the MSCI Europe Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of TT International. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.



    The Europe Account performance figures represent for the 1 year period the total return for such period and for the 5 year period and the since inception period the annualized cumulative total return for those periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Institutional Class shares of the Fund which are presently in effect and which are listed in the Fee Table were deducted during such periods. All returns are for the periods ended on December 31, 2002.


                               ANNUAL TOTAL RETURN


    ---------------------------------------------------------------------------
                                                                     SINCE
                                            1 YEAR     5 YEARS(3)  INCEPTION(3)
    ---------------------------------------------------------------------------
    EUROPE ACCOUNT(1)                      (     )%          %            %
    ---------------------------------------------------------------------------
    MSCI EUROPE INDEX(2)                   (     )%          %            %
    ---------------------------------------------------------------------------


    ----------
    (1) Commencement of investment operations is July 12, 1996.
    (2) The MSCI Europe Index is an unmanaged index of equity securities originating in one of 16 European countries, with all values expressed in U.S. dollars. The performance of the Index does not include fees or expenses.
    (3) Annualized.

DISTRIBUTION ARRANGEMENTS

    The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares.

    Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

     --------------------------------------------------------------------------
                          Institutional    Class 1     Class 2     Class 3
                          Class Shares     Shares      Shares      Shares
     --------------------------------------------------------------------------
      Distribution Fees   None              0.25%      0.75%       1.00%
     --------------------------------------------------------------------------

    These fees are an ongoing expense and, over time, may cost investors in those Classes more than other types of sales charges. Distribution fees may be used to make payments for distribution and sales of Fund shares, including advertising, marketing or other promotional activity for the Fund.

    Quasar Distributors, LLC is the distributor of the Fund's shares.

    In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to third parties. The Manager or an affiliate also may make similar payments to the distributor and others under similar arrangements.

SHAREHOLDER INFORMATION

    HOW TO BUY AND SELL SHARES

    If you have purchased shares or plan to invest as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information on the types of available accounts, minimum balances, and buying and selling shares.


    The Fund may authorize certain brokers, and these brokers may designate intermediaries, to accept on its behalf purchase and redemption orders. The Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the net asset value next computed after the broker or designee accepts the order. Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker of agent.


    If you have purchased shares or plan to invest through a "third party provider," such as a securities broker, bank, trust company, financial supermarket, financial adviser or other service organization, please contact your third party provider for information on the types of available accounts, minimum balances, and buying and selling shares.

    If you have purchased shares or plan to invest directly with the Fund, please see Appendix A on page A-1 for information on the types of available accounts and buying and selling shares.


    REDEMPTION FEE

    Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

    o shares purchased through the reinvestment of dividends or other distributions,

    o   redemptions by the Fund of accounts with below-minimum balances,

    o   redemptions due to shareholder death or disability, or

    o   certain omnibus accounts and retirement plans approved by the Fund.


    POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

    You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

    The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

    LARGE REDEMPTIONS

    It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

    HOW THE FUND CALCULATES SHARE PRICE

    The Fund determines its share price at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the Exchange is open for trading. Net asset value is calculated separately for each Class of shares. The share price is the net asset value per share, or NAV. This calculation is made for each Class by deducting the amount of the liabilities (debts) attributable to that Class from the value of its assets (including its investment in another investment company), and dividing the difference by the number of outstanding shares of the Class.

                            Total Assets - Total Liabilities
    Net Asset Value (NAV) = --------------------------------
                            Number of Shares Outstanding

    The Fund typically uses market prices to value securities. However, when a market price is not available, or when the Fund has reason to believe the market price does not represent market realities, the Fund may use fair value methods approved by its Trustees. In such a case, the Fund's value for a security is likely to be different from quoted market prices.

    Because the Fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell Fund shares. This is because some foreign markets are open on days when the Fund does not price its shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    DISTRIBUTIONS

    The Fund intends to declare and pay income dividends on an annual basis and intends to distribute net capital gains, if any, on an annual basis in December. The Fund may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.

    TAXATION OF THE FUND

    This discussion is very general. You should consult your own tax adviser about the effect that an investment in the Fund may have on your particular tax situation.

    As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it will pay no federal income tax on the earnings it distributes to shareholders. The Fund may pay taxes to non-U.S. governments in connection with its foreign investments.

    TAXABILITY OF DISTRIBUTIONS

    You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. We will mail you an IRS Form 1099 every January that details your distributions for the prior year and how they are treated for federal tax purposes.

    Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays or that are paid by the underlying investment vehicle through which the Fund invests. If the Fund makes this election, you will be required to treat your share of those tax payments as a distribution to you from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

    NON-U.S. SHAREHOLDERS

    If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Your distributions from the Fund also may be subject to tax under the laws of your own jurisdictions.

    BACKUP WITHHOLDING

    The Fund may be required to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds, and certain other payments that are paid to you if you do not furnish certain information and certifications or if you are otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Please read the Fund's account application for additional information regarding backup withholding of federal income tax.

    TAXABILITY OF TRANSACTIONS

    When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS


To be added by amendment

APPENDIX A

PURCHASES AND SALES
DIRECTLY WITH THE FUND

The following pages provide information on how to invest directly with the Fund and what to expect as a shareholder. IF YOU ARE INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN, SUCH AS A 401(k) PLAN, 403(b) PLAN, SEP-IRA OR SIMPLE IRA, PLEASE CONTACT YOUR EMPLOYER'S PLAN ADMINISTRATOR FOR INFORMATION.

Shares of the Fund also may be purchased through certain "third party providers." IF YOU ARE INVESTING THROUGH A THIRD PARTY PROVIDER -- FOR EXAMPLE, A SECURITIES BROKER, BANK, TRUST COMPANY, FINANCIAL SUPERMARKET, FINANCIAL ADVISER OR OTHER SERVICE ORGANIZATION -- YOUR PROVIDER MAY HAVE ITS OWN POLICIES OR INSTRUCTIONS THAT YOU WILL NEED TO FOLLOW. PLEASE CONTACT YOUR PROVIDER FOR INFORMATION. EACH CLASS OF SHARES MAY NOT BE AVAILABLE FROM EACH THIRD PARTY PROVIDER.

It is the responsibility of such third party providers to promptly forward purchase orders and payments for shares to the Fund. These providers may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund. The Fund also may pay distribution and/or service fees to third parties for the provision of distribution services and shareholder servicing with respect to the Fund and investors.

TYPES OF ACCOUNTS

You may invest through an individual account or with one or more person(s) through a joint account. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your account application. You also may open an account to invest assets held in an existing personal trust.

HOW TO BUY SHARES

Use these instructions to invest directly with the Fund.

These minimum investment levels do not apply to investments by officers or trustees of the Fund or the TT Europe Portfolio or by partners or employees of the Manager.

MINIMUM INVESTMENTS


              NEW ACCOUNTS                         ADDITIONAL INVESTMENTS
Institutional
   Class      o $200,000                           o $25,000
Class 1       o $0                                 o $25,000
Class 2       o $0                                 o $25,000
Class 3       o $0                                 o $25,000


BY CHECK    o Mail the completed account       o Fill out the investment
              application and your check to:     form that came with your
                                                 trade confirmation or account
                                                 statement, or send a note
                                                 with your account number and
                                                 your check to:

              For regular mail --                For regular mail --
              Investors Bank & Trust             Investors Bank & Trust
              Company                            Company
              Attention: Transfer Agency,        Attention: Transfer Agency,
              Mail Code: OPS 22                  Mail Code: OPS 22
              P.O. Box 9130                      P.O. Box 9130
              Boston, MA 02117                   Boston, MA 02117

              For overnight mail --              For overnight mail  --
              Investors Bank & Trust             Investors Bank & Trust
              Company                            Company
              Attention: Transfer Agency,        Attention: Transfer Agency,
              Mail Code: OPS 22                  Mail Code: OPS 22
              200 Clarendon Street               200 Clarendon Street
              Boston, MA 02116                   Boston, MA 02116

              Your check must be in U.S.         Your check must be in U.S.
              dollars drawn on a U.S. bank       dollars drawn on a U.S. bank
              and be made payable to "TT         and be made payable to "TT
              Europe Fund." Third party          Europe Fund." Third party
              checks cannot be accepted.         checks cannot be accepted.

BY WIRE     o Please call 1-888-465-5722       o Please call 1-888-465-5722
              for instructions                   for instructions

Transactions are processed at the next determined share price after the transfer agent receives your purchase request, payment and information necessary to process the request.

HOW TO EXCHANGE SHARES

You may exchange all or a portion of your shares into the TT Active International Mutual Fund. You may obtain a prospectus for the TT Active International Mutual Fund by calling 1-888-465-5722. You may request an exchange by calling 1-888-465-5722, or in writing. All written requests must be signed by all owners and must include any required signature guarantees (see "Signature Guarantees" on page A-4). The TT Active International Mutual Fund may impose minimum investment amounts and other limitations upon exchanges into that Fund.

The Fund may reject any purchase or exchange order and may suspend, change or withdraw the offering of its shares. In particular, the Fund may limit excessive trading in its shares.


The Fund may impose a redemption fee on exchanges made within 60 days of purchase. See "How to Sell Shares--Redemption Fee" on page A-_.


HOW TO SELL SHARES

You may sell all or part of your Fund shares at any time during New York Stock Exchange trading hours (generally weekdays from 9 a.m. to 4 p.m. Eastern time). Transactions are processed at the next determined share price after the transfer agent receives your sale request in good order. To be in "good order" a request must include:

      o Your account number.
      o The amount of the transaction (in dollars or shares).
      o Signatures of all owners exactly as registered on the account (for requests by mail).
      o Signature guarantees, if required (see "Signature Guarantees" on page A-4).
      o Any supporting legal documentation that may be required.

To sell shares of the Fund by mail please complete a redemption form and mail the form to:

For regular mail --
Investors Bank & Trust Company
Attention: Transfer Agency, Mail Code: OPS 22
P.O. Box 9130
Boston, MA 02117

For overnight mail --
Investors Bank & Trust Company
Attention: Transfer Agency, Mail Code: OPS 22
200 Clarendon Street
Boston, MA 02116

Please note that a redemption request submitted in writing will need to include any required signature guarantees (see "Signature Guarantees" below).

To sell shares by telephone please call 1-888-465-5722 for instructions. A telephone redemption request must be received prior to the close of the New York Stock Exchange. If you telephone your request to the Fund's transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

The Fund will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Fund nor its transfer agent will be responsible if it acts on telephone instructions it reasonably believes to be genuine.

Shares also may be purchased and sold through certain brokers. These orders are received when the authorized broker or its designee accepts the order and will be priced after they are accepted by the authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.


REDEMPTION FEE

Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

    o shares purchased through the reinvestment of dividends or other distributions,

    o   redemptions by the Fund of accounts with below-minimum balances,

    o   redemptions due to shareholder death or disability, or

    o   certain omnibus accounts and retirement plans approved by the Fund.


SIGNATURE GUARANTEES

You are required to obtain a Signature Guarantee from an Eligible Guarantor for any sales (redemptions) or exchange requests submitted in writing.

Eligible Guarantors may include:
      o Banks
      o Savings institutions
      o Credit unions
      o Brokers

Note that you cannot get a signature guarantee from a notary public or from organizations that do not provide reimbursement in the case of fraud.

The Fund or its service providers may request further documentation prior to accepting sale requests. The Fund and its service providers may waive the requirement for a signature guarantee.

POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

LARGE REDEMPTIONS

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

MINIMUM BALANCE

If your account falls below the minimum balances noted below because of redemptions, the Fund may close your account by sending you a check for your balance. Before closing your account, the Fund will give you 60 days' notice and an opportunity to bring the account up to the applicable minimum. The Fund and its service providers may waive this investment minimum.

                                            MINIMUM BALANCE
                                            ---------------

    Institutional Class                         $50,000
    Class 1                                     $50,000
    Class 2                                     $50,000
    Class 3                                     $50,000

                            *  *  *  *  *  *  *  *

The Fund reserves the right to change, add or withdraw various services, fees, and account policies without notice.

QUESTIONS?             Shareholders not investing through an employer-
                       sponsored plan or third party provider can speak to a Fund representative between 9 a.m. and 5 p.m. Eastern time on any Fund business day by calling
                       1-888-465-5722.

TO GET MORE INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for the Fund list its portfolio holdings and describe its performance.

To make shareholder inquiries or obtain copies of the Statement of Additional Information and Annual and Semi-Annual Reports of the Fund, free of charge, contact your employer's plan administrator or your third party provider. IF YOU ARE NOT INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN OR THIRD PARTY PROVIDER call 1-888-465-5722 or write to:

    For regular mail --                 For overnight mail --
    Investors Bank & Trust Company      Investors Bank & Trust Company
    Attention: Transfer Agency,         Attention: Transfer Agency,
    Mail Code: OPS 22                   Mail Code: OPS 22
    P.O. Box 9130                       200 Clarendon Street
    Boston, MA 02117                    Boston, MA 02116

SECURITIES AND EXCHANGE COMMISSION

Information about the Fund (including its Statement of Additional Information) is available on the Securities and Exchange Commission's website, www.sec.gov. Copies also may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You also may visit the Commission's Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

File No. 811-09975

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


                       TT ACTIVE INTERNATIONAL MUTUAL FUND
               (A Series of TT International U.S.A. Feeder Trust)

TABLE OF CONTENTS                                                           PAGE

1.       The Fund........................................................     2

2.       Investment Objectives; Information Concerning Investment
         Structure; Investment Policies and Restrictions.................     2

3.       Performance Information.........................................    20

4.       Determination of Net Asset Value; Valuation of Portfolio
         Securities; Additional Purchase Information.....................    23

5.       Management of the Fund and the Portfolio........................    25

6.       Independent Auditors............................................    39

7.       Taxation........................................................    39

8.       Portfolio Transactions and Brokerage Commissions................    42

9.       Description of Shares, Voting Rights and Liabilities............    43

10.      Financial Statements............................................    45


      This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated May 1, 2003, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page [ ] hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by contacting his or her employer's plan administrator or third party service provider that sells shares of the Fund or by calling 1-888-465-5722.


      This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                   1. THE FUND


      TT Active International Mutual Fund (the "Fund") is a diversified open-end management investment company. Prior to September 1, 2002, the Fund was called TT EAFE Mutual Fund. The Fund is a series of shares of beneficial interest of TT International U.S.A. Feeder Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 26, 2000. The Fund commenced operations on October 2, 2000.



      References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.


      TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by Quasar Distributors LLC, the Fund's distributor (the "Distributor"). Shares may be purchased from the Distributor, or from certain third party providers, such as securities brokers, banks, trust companies, financial supermarkets, financial advisers or other service organizations ("third party providers"). The Distributor and third party providers may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

      The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified, open-end, registered, management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

                            2. INVESTMENT OBJECTIVES;
                  INFORMATION CONCERNING INVESTMENT STRUCTURE;
                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES


      The investment objective of the Fund and the Portfolio is total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index").


      The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio also may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

                   INFORMATION CONCERNING INVESTMENT STRUCTURE

      As noted above, the Fund does not invest directly in securities, but instead invests all of its assets that are available for investment in the Portfolio, which has the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies.

      The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objective and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

      A change in investment objective, policies or restrictions by the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Certain investment restrictions of the Portfolio are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio. The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information about other holders of interests in the Portfolio is available from the Fund's distributor, Quasar Distributors, LLC.

                               INVESTMENT POLICIES

      The following supplements the information concerning the Fund's and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Fund include the Portfolio, unless the context otherwise requires.

      EQUITY-RELATED SECURITIES. The equity and equity-related securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

      Preferred Stock. Preferred stock offers a stated dividend rate payable from a corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

      Warrants And Rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have to be exercised within a shorter time period and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Convertible Securities. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

      The Fund will rely on the judgment, analysis and experience of TT International in evaluating the creditworthiness of an issuer. In this evaluation, TT International will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

      The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

      Factors adversely affecting the market value of securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

      The secondary trading market for lower quality fixed-income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or TT International to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

      FOREIGN SECURITIES. The Fund will invest in securities of foreign issuers. These investments may include the securities of issuers located in, Australia, Austria, Belgium, China, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Ireland, Italy, Japan, Korea, Malaysia, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. These are not the only countries in which the Fund can invest, and the Fund may invest in companies located in other countries as well. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East. This region includes those countries included in the Morgan Stanley Capital International Europe, Australasia and Far East Index. These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the policy regarding investing at least 80% of its assets in securities that are tied economically to Europe, Australasia or the Far East.

      Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

      As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for custodian arrangements for handling U.S. securities of equal value.

      Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.


      European Economic and Monetary Union ("EMU"). On January 1, 2002, the Euro became the sole currency of 12 countries participating in the EMU, namely Austria Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain. The EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. The EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions; (iii) instability within the EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Fund.


      AMERICAN DEPOSITARY RECEIPTS ("ADRs"). The Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

      FIXED-INCOME SECURITIES. The fixed-income securities in which the Fund may invest include U.S. Government securities and corporate debt securities.

      Investment Grade Fixed-Income Securities. Investment grade fixed-income securities include:

      o     U.S. government securities;

      o Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by Standard & Poor's Ratings Services ("S&P"));

      o Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P);

      o Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P); and

      o Repurchase agreements involving investment grade fixed-income securities.

      Investment grade fixed-income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below that required at the time of purchase, TT International will consider what action, if any, should be taken consistent with the Fund's investment objective.

      U.S. Government Securities. U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae, Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, USA Education, Inc. and the International Bank for Reconstruction and Development.

      Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when TT International is satisfied that the credit risk is acceptable.

      The Fund may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

      Lower Rated Fixed-Income Securities. The Fund may invest in lower rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. If the issuer defaults on its obligation, the value of the security would fall and the Fund's income would also decline.

      Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investor Services Inc. ("Moody's") or S&P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

      Like those of other fixed-income securities, the values of lower rated securities go up and down in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fixed-income securities. Conversely, during periods of rising interest rates, the value of the Fund's fixed-income securities will generally decline. The values of lower rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.

      Issuers of lower rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

      Corporate Debt Securities. The Fund may invest in investment grade and below investment grade U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments). The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

      WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

      DERIVATIVE INSTRUMENTS. In pursuing its investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

      Options. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

      There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

      If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      The Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. The Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.

      There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, TT International must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Fund will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other Nationally Recognized Statistical Rating Organization ("NRSRO").

      Options On Foreign Currencies. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where the Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund) the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

      The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

      The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

      Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

      Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.

      After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

      Regulations of the CFTC applicable to the Fund require that it uses futures contracts and options on futures contracts only for bona fide hedging purposes, or to the extent that the Fund's futures and options on futures positions are for other than bona fide hedging purposes, as described by the CFTC, the aggregate initial margins and premiums required to establish such non-bona fide hedging positions other than the "in-the-money" amount in the case of options that are "in-the-money" at the time of purchase, may not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets. In practice, the Fund does not anticipate a materially greater risk than 5%. The Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of the futures contracts purchased will be "completed;" that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by the Fund upon sale of open futures contracts. Futures contracts are typically not completed when the Manager decides that the hedge is no longer necessary or appropriate and closes out the position before completion. Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund. Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

      Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

      In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

      The Fund also may use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

      The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Alternatively, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      Risk Factors In Futures Transactions. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

      Use of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

      Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      Risks Of Options On Futures, Forward Contracts, And Options On Foreign Currencies. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When the Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of TT International it is in the best interest of the Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

      Asset Coverage For Futures And Options Positions. The Fund will comply with guidelines established by the Securities and Exchange Commission ("SEC") with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, TT International determines the liquidity of the Fund's investments and, through reports from TT International and the Fund's administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund's investments, TT International may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to over-the-counter ("OTC") options that the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. The Fund will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.
When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by TT International under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.

      Restricted Securities. The Fund is permitted to invest in restricted securities. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

      CORPORATE REORGANIZATIONS. The Fund may invest a portion of its assets in securities for which a tender or exchange offer has been made or announced if, in the judgment of TT International, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The primary risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

      TEMPORARY INVESTMENTS. The temporary investments that the Fund may make include:

      (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

            The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

      (2) Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

      (3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase; and

      (4) U.S. Government obligations, including bills, notes and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue.

      OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

      SECURITIES LENDING. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by TT International to be of good standing. In addition, they will only be made if, in TT International's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

      It is the Fund's understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

                            -------------------------

      The approval of the Fund and of the other investors in the Portfolio and the approval of shareholders of the Fund are not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

      FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio each have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively (a "Majority Shareholder Vote"). The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

      Neither the Fund nor the Portfolio may:

      (1)   invest in physical commodities or contracts on physical commodities;

      (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

      (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

      (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (6) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's or the Portfolio's, as applicable, total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

      (7) underwrite the securities of other issuers (except to the extent that the Fund or the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act in the disposition of restricted securities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the Fund's or the Portfolio's, as applicable, total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; provided, further, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

      (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

      With respect to Fundamental Restriction (9) above, "senior securities" include, with limited exceptions, any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. The 1940 Act generally prohibits open-end investment companies, such as the Fund, from issuing senior securities, but provides exceptions to this prohibition and to the definition of senior security, including, but not limited to, exceptions for borrowings from banks and for temporary purposes if certain conditions are met.

      NON-FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio also are subject to the following restrictions, which are non-fundamental policies and may be changed by the appropriate Board of Trustees without shareholder or investor approval. As a matter of non-fundamental policy, the Fund and the Portfolio will not:

      (a) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions; transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

      (b) pledge, mortgage, or hypothecate any of its assets to an extent to secure borrowing greater than 33 1/3% of its total assets at fair market value;

      (c) invest more than an aggregate of 15% of the net assets of the Fund or the Portfolio, as applicable, in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding certain foreign securities, securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain OTC options;

      (d) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations; and except as may otherwise be permitted by the 1940 Act;

      (e) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

      (f) invest less than 80% of its net assets (including borrowings, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East.

      PERCENTAGE RESTRICTIONS. With the exception of fundamental restriction
(6), if a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                           3. PERFORMANCE INFORMATION

      Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Fund may provide its periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains distributions declared during such period. Average annual total return figures represent the average annual percentage change over the specified period.

      The Fund will calculate its total rate of return for any period by (a) dividing (i) the sum of the net asset value on the last day of the period for shares held at the beginning of such period and the net asset value on the last day of the period of shares purchased with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with reinvested dividends and capital gains distributions, by (ii) the value of the initial shares held at the beginning of the period as determined by the public offering price for such shares , and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

      The Fund also provides after-tax returns based on standardized formulas comparable to the formula currently used to calculate before-tax average annual total returns. After-tax return is a measure of a fund's performance adjusted to reflect taxes that would be paid by an investor in the fund. Two types of after-tax returns are provided. Pre-liquidation after-tax return assumes that the investor continued to hold fund shares at the end of the measurement period, and, as a result, reflects the effect of taxable distributions by a fund to its shareholders but not any taxable gain or loss that would have been realized by a shareholder upon the sale of fund shares. Post-liquidation after-tax return assumes that the investor sold his or her fund shares at the end of the measurement period, and, as a result, reflects the effect of both taxable distributions by a fund to its shareholders and any taxable gain or loss realized by the shareholder upon the sale of fund shares. Pre-liquidation after-tax return reflects the tax effects on shareholders of the portfolio manager's purchases and sales of portfolio securities, while post-liquidation after-tax return also reflects the tax effects of a shareholder's individual decision to sell fund shares.

      After-tax returns are calculated assuming that distributions by the fund and gains on a sale of fund shares are taxed at the highest applicable individual marginal federal income tax rate. Other assumptions are made in the calculations, specifically, after-tax return: is calculated using historical tax rates; excludes state and local tax liability; does not take into account the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpayers whose adjusted gross income is above a specified amount; assumes any taxes due on a distribution are paid out of that distribution at the time the distribution is reinvested and reduce the amount reinvested; and is calculated assuming that the taxable amount and tax character (e.g., ordinary income, short-term capital gain, long-term capital gain) of each distribution is as specified by the fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations.

      The Fund will calculate its after-tax pre-liquidation total rate of return for any period by (a) dividing (i) the sum of the net asset value on the last day of the period for shares held at the beginning of such period and the net asset value on the last day of the period of shares purchased with dividend and capital gains distributions, net of taxes on such distributions, declared during such period with respect to a share held at the beginning of such period and shares purchased with reinvested dividends and capital gains distributions, by
(ii) the value of the initial shares held at the beginning of the period as determined by the public offering price paid for such shares, and (b) subtracting 1 from the result. Any annualized after-tax pre-liquidation total rate of return quotation will be calculated by (x) adding 1 to the period after-tax pre-liquidation rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

      The Fund will calculate its after-tax post-liquidation total rate of return for any period by (a) dividing (i) the sum of the net asset value, net of capital gain taxes, upon redemption, on the last day of the period for shares held at the beginning of such period and the net asset value, net of capital gain taxes upon redemption, on the last day of the period of shares purchased with dividend and capital gains distributions, net of taxes on such distributions, declared during such period with respect to a share held at the beginning of such period and shares purchased with reinvested dividends, by (ii) the value of the initial shares held at the beginning of the period as determined by the public offering price paid for such shares, and (b) subtracting 1 from the result. Any annualized after-tax post-liquidation total rate of return quotation will be calculated by (x) adding 1 to the period after-tax post-liquidation rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

      Average annual total return is a measure of a fund's performance over time. It is determined by taking a fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment date during the period.

      Average Annual Total Return figures are calculated according to the following formula prescribed by the SEC: P(l+T)n = ERV, where:

      P =   hypothetical initial payment of $1,000
      T =   average annual total return
      n =   number of years
      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof)

The ERV assumes reinvestment of all dividends and distributions, and complete redemption of the hypothetical investment at the end of the measuring period.

In computing total rates of return, all of the Fund's expenses are included. However, fees that may be charged directly to third party providers, such as brokers, banks, trust companies, financial supermarkets, financial advisers, or other service organizations are not included. Any such fees will reduce your net return on investment.

      Average Annual Total Return (after taxes on distributions) figures are calculated according to the following formula prescribed by the SEC: P(1+T)n = ATVD, where:

      P =      a hypothetical initial payment of $1,000
      T =      average annual total return (after taxes on distributions)
      n =      number of years
      ATV(D) = Ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

      Average Annual Total Return (after taxes on distributions and redemption) figures are calculated according to the following formula prescribed by the SEC:
P(1+T)n = ATVDR, where:

      P =       a hypothetical initial payment of $1,000
      T =       average total return (after taxes on distributions and
                redemption)
      n =       number of years
      ATV(DR) = Ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.


      Set forth below is average annual total rate of return information for the Fund's shares for the periods indicated. All outstanding shares of the Fund were designated Institutional Class shares on August 31, 2002. Class 1, Class 2 and Class 3 share performance provided in this SAI includes the performance of the Fund's Institutional Class shares. This performance has not been adjusted to take into account differences in Class-specific operating expenses. Because operating expenses of Class 1, Class 2 and Class 3 shares are greater than those of Institutional Class shares, the Class 1, Class 2 and Class 3 share performance shown below is higher than the performance of Class 1, Class 2 and Class 3 shares would have been had those Classes been offered for the entire period. Performance is calculated separately for each Class of shares.


      For periods prior to October 2, 2000 (commencement of operations of the Fund) share performance includes the performance of the Fund's underlying mutual fund, the Portfolio. The performance of the Portfolio, in turn, is based on the performance information for the LKCM International Fund. The LKCM International Fund is a mutual fund that was subadvised by TT International since its inception until October 2, 2000. Since that date, the LKCM International Fund has invested its assets in the Portfolio. The LKCM International Fund has investment objectives, policies and strategies substantially similar to those of the Fund. This blended performance has been adjusted to take into account differences in fund-specific operating expenses. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they otherwise would have been.



                                             Institutional
                                                 Class           Class 1      Class 2       Class 3
December 30, 1997 (inception of the LKCM
   International Fund) to December 31, 2002
      Return Before Taxes                             %                %            %             %
      Return After Taxes on Distributions             %                %            %             %
      Return After Taxes on Distributions
         and Sale of Fund Shares                      %                %            %             %

One year ended December 31, 2002
      Return Before Taxes                             %                %            %             %
      Return After Taxes on Distributions             %                %            %             %
      Return After Taxes on Distributions
         and Sale of Fund Shares                      %                %            %             %

Five years ended December 31, 2002
      Return Before Taxes                             %                %            %             %
      Return After Taxes on Distributions             %                %            %             %
      Return After Taxes on Distributions
         and Sale of Fund Shares                      %                %            %             %


      From time to time the Fund also may quote data and fund rankings from various sources, such as Lipper Inc., Morningstar, Inc., Wiesenberger, Money Magazine, The Wall Street Journal, Kiplinger's Personal Finance Magazine, Smart Money Magazine, Business Week and The New York Times.

                      4. DETERMINATION OF NET ASSET VALUE;
       VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE INFORMATION

      Net Asset Value. The net asset value of each share of each Class of the Fund is determined on each day during which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of each Class of the Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) attributable to the Class by the number of shares of the Class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

      The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio.

      Valuation. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using exchange rates prior to or after the close of the various securities markets. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

      Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

      A determination of value used in calculating net asset value of a security for which a market price representing market realities is not readily available must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Additional Purchase Information. The Fund may authorize certain third party providers to accept on its behalf purchase and redemption orders and may authorize these third parties to designate intermediaries to accept such orders. The Fund will be deemed to have received such an order when an authorized third party provider or its designee accepts the order. Orders will be priced at the net asset value of the applicable share Class of the Fund next computed after they are accepted by an authorized third party provider or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker, agent or other third party provider.


      The Fund offers Institutional Class, Class 1, Class 2 and Class 3 shares. Each Class of shares of the Fund represents an interest in the same portfolio of investments. Each Class is identical in all respects except that the minimum investment amounts and minimum account balances are different and that each Class bears its own distribution and service fees if applicable, and each Class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. Each Class will bear other fees and expenses proportionately based on the relative net assets of the Classes. As a result of the differences in the expenses borne by each Class of shares, net income per share and dividends per share will vary for each Class of shares. There are no conversion, preemptive or other subscription rights.


                   5. MANAGEMENT OF THE FUND AND THE PORTFOLIO

      The management and affairs of the Fund are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

      The Trustees and officers of the Trust and the Portfolio Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by TT International that they oversee are set forth below. Unless otherwise indicated below, the address of each Trustee and officer is 200 Clarendon Street, Boston, Massachusetts 02116. Each Trustee and officer holds office for the lifetime of the Trust unless that individual resigns, retires or is otherwise removed or replaced.

                  TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

Non-Interested Trustees (1)

-------------------------------------------------------------------------------------------------------------
  Name and Age    Position(s)        Term of          Number of         Principal Occupation(s) During Past
                  Held with the     Office and    Portfolios in Fund                 5 Years;
                  Trusts            Length of    Complex Overseen by    Other Directorships Held by Trustee
                                   Time Served         Trustee
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

John A. Benning   Trustee of the   Since         TT International      Retired (since December 1999);
Age: 68           Trust and the    August 2000   U.S.A. Master &       Senior Vice President and General
                  Portfolio Trust                Feeder Trusts: 4      Counsel, Liberty Financial
                                                 Portfolios            Companies, Inc. (financial services)
                                                                       (1994-1999).

                                                                       Trustee, Liberty All-Star Equity
                                                                       Fund (one mutual fund) and Liberty
                                                                       All-Star Growth Fund, Inc. (one
                                                                       mutual fund) (since October 2002);
                                                                       Director, ICI Mutual Insurance
                                                                       Company (since June 2000);
                                                                       Director, SageLife Assurance of
                                                                       America (variable annuity insurance
                                                                       company) (since June 2000);
                                                                       General Partner, Mad River Green
                                                                       Partners (real estate) (since 1972).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Peter O. Brown    Trustee of the   Since         TT International      Counsel, Harter, Secrest & Emery LLP
Age: 62           Trust and the    August 2000   U.S.A. Master &       (law firm) (since 2001); Partner,
                  Portfolio Trust                Feeder Trusts: 4      Harter, Secrest & Emery LLP (from
                                                 Portfolios            1998-2000).

                                                                       Trustee, CGM Trust (five mutual
                                                                       funds) and CGM Capital Development
                                                                       Fund (one mutual fund) (since June
                                                                       1993).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Robert W. Uek     Trustee of the   Since         TT International      Self-Employed Consultant (since
Age: 61           Trust and the    August 2000   U.S.A. Master &       1999); Partner,
                  Portfolio Trust                Feeder Trusts: 4      PricewaterhouseCoopers LLP
                                                 Portfolios            (accounting firm) (1998 to June
                                                                       1999).

                                                                       Trustee, Hillview Investment Trust
                                                                       II (three mutual funds) (since
                                                                       September 2000).

-------------------------------------------------------------------------------------------------------------

(1) Non-Interested Trustees are those Trustees who are not "interested persons" of the Trust or the Portfolio Trust as defined in the 1940 Act.

Interested Trustees (2)

-------------------------------------------------------------------------------------------------------------
  Name and Age      Position(s)      Term of          Number of         Principal Occupation(s) During Past
                   Held with the    Office and    Portfolios in Fund                 5 Years;
                      Trusts        Length of    Complex Overseen by    Other Directorships Held by Trustee
                                   Time Served         Trustee
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

David J.S.        Trustee of the   Since         TT International      Managing Partner, TT International
Burnett (3)       Trust and the    August 2000   U.S.A. Master &       (since September 1998); Director,
Age: 45           Portfolio Trust                Feeder Trusts: 4      Brunswick UBS Warburg Ltd.
                                                 Portfolios            (investment banking) (May 1998 to
                                                                       August 1998); Director, Dalgland
                                                                       Nominees (PM) Ltd. (nominee company)
                                                                       (November 1995 to August 1998);
                                                                       Chairman, Fenway Services Limited
                                                                       (securities trader) (November 1997
                                                                       to August 1998); Director, Warburg
                                                                       Dillon Read Securities (South
                                                                       Africa) (stock broker) (October 1995
                                                                       to August 1998).

                                                                       Director, TJA Inc. (investment
                                                                       company) (since November 2002);
                                                                       Chairman, TT International Bermuda
                                                                       Ltd. (since November 2001);
                                                                       Director; TT International Funds PLC
                                                                       (investment management) (since
                                                                       August 2001); Director, TT
                                                                       International Advisors Inc.
                                                                       (investment marketing) (since March
                                                                       2001); Director, TT Europe Alpha
                                                                       Fund Ltd. (investment management)
                                                                       (since July 2000); Director, TT
                                                                       Europe Beta Fund Ltd. (investment
                                                                       management) (since June 2000);
                                                                       Director, TT Crosby Limited
                                                                       (property lease holding company)
                                                                       (since January 1999).

-------------------------------------------------------------------------------------------------------------


J. Luther         Trustee of the   Since         TT International      Chairman, President and Director,
King, Jr. (4)     Portfolio Trust  August 2000   U.S.A. Master         Luther King Capital Management
Age: 63                                          Trust:                Corporation (investment counseling)
                                                 2 Portfolios          (since March 1979).


                                                 LKCM International    Director, V.P., DK Leasing Corp.
                                                 Fund: 1 Portfolio     (private plane) (since April 1993);
                                                                       Member, Investment Advisory
                                                                       Committee, Board of Trustees of the
                                                                       Employees Retirement System of Texas
                                                                       (since September 1987); President,
                                                                       4K Land & Cattle Company (since
                                                                       November 1994); Director, Hunt
                                                                       Forest Products (lumber) (since
                                                                       February 1993); Board of Governors,
                                                                       Investment Company Association of
                                                                       America (trade organization) (since
                                                                       May 1991); Board Chairman, JLK
                                                                       Venture Corp. (private equity)
                                                                       (since June 1995); Director, LKCM
                                                                       Funds (investment company) (since
                                                                       July 1994); Director, Ruston
                                                                       Industrial Corp. (forest products)
                                                                       (since February 1993); Director,
                                                                       Southwestern Exposition & Livestock
                                                                       (since April 1997); President,
                                                                       Southwest JLK (holding company of
                                                                       LKCM) (since February 1983);
                                                                       Trustee, Texas Christian University
                                                                       (since March 1992); Director,
                                                                       Treasurer, Texas Southwestern
                                                                       Cattleraisers Foundation (since
                                                                       November 1995); Investment Advisory
                                                                       Committee, University of Texas
                                                                       Investment Management (since June
                                                                       1996); Director, XTO (oil & gas)
                                                                       (since April 1991).
-------------------------------------------------------------------------------------------------------------

(2) Interested Trustees are those Trustees who are "interested persons" of the Trust or the Portfolio Trust as defined in the 1940 Act.

(3) Mr. Burnett is deemed to be an "interested" Trustee of the Trust and the Portfolio Trust because of his affiliation with TT International, the investment manager of the Fund and the Portfolio.

(4) Mr. King is deemed to be an "interested" Trustee of the Portfolio Trust because of his ownership of shares of LKCM International Fund, which invests substantially all of its assets in the Portfolio Trust, and because of his affiliation with Luther King Capital Management, the investment adviser to the LKCM International Fund.

                  OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

-------------------------------------------------------------------------------------------------------------
        Name and Age           Position(s)     Term of Office   Principal Occupation(s) During Past 5 Years
                              Held with the    and Length of               and Directorships Held
                                  Trusts        Time Served
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

David J.S. Burnett (1)        Trustee and     Since             Managing Partner, TT International (since
Age:  45                      President       August 2000       September 1998); Director, Brunswick UBS
                                                                Warburg Ltd. (investment banking) (May 1998
                                                                to August 1998); Director, Dalgland
                                                                Nominees (PM) Ltd. (nominee company)
                                                                (November 1995 to August 1998); Chairman,
                                                                Fenway Services Limited (securities trader)
                                                                (November 1997 to August 1998);
                                                                Director, Warburg Dillon Read Securities
                                                                (South Africa) (stock broker) (October 1995
                                                                to August 1998).

                                                                Director, TJA Inc. (investment company)
                                                                (since November 2002); Chairman, TT
                                                                International Bermuda Ltd. (since November
                                                                2001); Director; TT International Funds PLC
                                                                (investment management) (since August
                                                                2001); Director, TT International Advisors
                                                                Inc. (investment marketing) (since March
                                                                2001); Director, TT Europe Alpha Fund Ltd.
                                                                (investment management) (since July 2000);
                                                                Director, TT Europe Beta Fund Ltd.
                                                                (investment management) (since June 2000);
                                                                Director, TT Crosby Limited (property lease
                                                                holding company) (since January 1999).

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        Name and Age           Position(s)     Term of Office   Principal Occupation(s) During Past 5 Years
                              Held with the    and Length of               and Directorships Held
                                  Trusts        Time Served
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

S. Austin Allison (1)         Secretary       Since             Partner, Head of Compliance & Legal, TT
Age: 55                                       August 2000       International (since January 2001); Head of
                                                                Compliance and Legal, TT International
                                                                (June 2000 to December 2000); Director, TT
                                                                International Advisors Inc. (since March
                                                                2001); Director, TT International Funds PLC
                                                                (since August 2001); Director, TT
                                                                International (Bermuda) Limited (since
                                                                November 2001); Director, TJA Inc.
                                                                (investment company) (since November 2002);
                                                                Director, TT Crosby Limited (property lease
                                                                holding company) (since November 2002);
                                                                Director, Legal & Compliance, Westdeutsche
                                                                Landesbank Group (banking, financial
                                                                services) (January 1997 to June 2000).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Graham Barr (1)               Treasurer       Since             Financial Controller, TT International
Age: 37                                       August 2000       (since June 1998); former Company
                                                                Secretary, TT Crosby Ltd. (holding company)
                                                                (from November 1999 to November 2002);
                                                                former Head of Investment Accounting, AIB
                                                                Govett Asset Management (fund management)
                                                                (August 1993 to June 1998).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Jeff Gaboury                  Assistant       Since             Director, Mutual Fund Administration,
Age: 34                       Treasurer       August 2000       Investors Bank & Trust Company (since
                                                                October 1996).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Jill Grossberg                Assistant       Since             Director and Counsel, Mutual Fund
Age: 57                       Secretary       August 2000       Administration, Investors Bank & Trust
                                                                Company (since April 2000); Assistant Vice
                                                                President and Associate Counsel, Putnam
                                                                Investments (March 1995 to March 2000).

-------------------------------------------------------------------------------------------------------------

(1) The address of Mr. Burnett, Mr. Allison and Mr. Barr is Martin House, 5 Martin Lane, London, England EC4R 0DP.


      The Trust and Portfolio Trust each have standing Trustees Committees. The members of the Trustees Committees are Mr. Benning, Mr. Brown and Mr. Uek, the Non-Interested Trustees of the Trust and the Portfolio Trust. The responsibilities of the Committees are to: (1) perform the specific tasks assigned to Non-Interested Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts with respect to each of the series of the Trusts; (2) nominate Non-Interested Trustees of the Trusts; (3) oversee the audit process for the series of the Trusts; (4) review on a periodic basis the governance structures and procedures of the series of the Trusts; (5) review proposed resolutions of conflicts of interest that may arise in the business of the series of the Trusts, and may have an impact on the investors in those series; and (6) provide general oversight of the series of the Trusts on behalf of investors. The Trustees Committees each met five times during the fiscal year ended December 31, 2002. The Trustees Committees do not have a procedure to consider nominees for the position of Trustee recommended by investors.

      The following table shows the Trustees' ownership of the Fund and in all series of the Trust and the Portfolio Trust overseen by the Trustees, as of December 31, 2002.


        Name of Trustee            Dollar Range of         Aggregate Dollar Range of Equity
                                  Equity Securities      Securities in All Series of the Trust
                                     in the Fund          and the Portfolio Trust (Registered
                                                                 Investment Companies)
Interested Trustees

David J.S. Burnett                       None                         $1-$10,000

J. Luther King, Jr.                      None                        Over $100,000

Non-Interested Trustees

John A. Benning                          None                            None

Peter O. Brown                           None                            None

Robert W. Uek                            None                            None


      As of December 31, 2002, none of the Non-Interested Trustees (or their immediate family members) held an ownership interest in TT International or the Distributor.

      The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2002 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio Trust.


                                                 Pension or
                                                 Retirement
                                                  Benefits                                     Total
                                                 Accrued as            Estimated           Compensation
                             Aggregate             Part of          Annual Benefits     from the Trust and
Interested Trustee          Compensation            Fund                  Upon           Portfolio Trust*
                           From the Trust         Expenses             Retirement
David J.S. Burnett              None                None                  None                 None

Non-Interested Trustees

John A. Benning                $9,417               None                  None                $18,834

Peter O. Brown                 $9,417               None                  None                $18,834

Robert W. Uek                  $9,417               None                  None                $18,834

----------
* Each of the Trustees of the Trust serves as a Trustee of the Trust and of TT International U.S.A. Master Trust, a registered investment company having two series. Each of the Trustees of the Trust also serves as a Trustee of one additional series of the Trust.

      Any conflict of interest between the Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Non-Interested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

               Control Persons and Principal Holders of Securities

      Control Persons


      The following shareholder owned of record 25% or more of the Fund's
outstanding voting securities on [         ], 2003:

                                                        Percentage of
         Name and Address                            Outstanding Shares
         ----------------                            ------------------


      A shareholder that is the beneficial owner of 25% or more of the Fund's voting securities is deemed to control the Fund with respect to matters submitted to a vote of shareholders.

      Principal Holders


      The following shareholders owned of record 5% or more of the Fund's
outstanding voting securities on [         ], 2003:

                                                       Percentage of
         Name and Address                            Outstanding Shares
         ----------------                            ------------------


      Management Ownership


      As of [         ], 2003, all of the Trustees and officers as a group owned less than 1% of the Fund's outstanding voting securities.


                                     MANAGER

      TT International serves as the investment manager of the Portfolio and the Fund pursuant to separate management agreements (the "Management Agreements"). Mr. Timothy A. Tacchi owns a controlling interest in TT International. Subject to policies as the Board of Trustees of the Portfolio Trust may determine, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that TT International may delegate the daily management of the securities of the Portfolio to one or more subadvisers. TT International furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. Unless otherwise terminated, the Management Agreement with the Portfolio Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. Unless otherwise terminated, the Management Agreement with the Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

      Each Management Agreement provides that TT International may provide services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by TT International on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.


      In approving the Management Agreements with respect to the Fund and the Portfolio, the Trustees considered, among other things, the nature and quality of the services to be provided by TT International. In deciding in August 2002 to renew the Management Agreement with TT International for the Fund the Non-Interested Trustees gave particular weight to the quality of service provided by TT International to the Fund, the quality of the professional team provided by TT International to the Fund, and the relative management and other expenses of the Fund as compared with those of other mutual funds. The Trustees also considered the fees to be paid by the Fund and reviewed data showing how the Fund's proposed fees and total expense ratios compared with those of comparable funds. Based upon their review, the Trustees determined that the terms of the Management Agreements were reasonable, fair and in the best interests of investors in the Fund and the Portfolio. The Trustees also concluded that the fees provided in the Management Agreements were fair and reasonable.

      For its services under the Management Agreement with respect to the Fund, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio.


      For its services under the Management Agreement with respect to the Portfolio, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.


      TT International may reimburse the Fund or Portfolio or waive all or a portion of its management fees. Until April 30, 2004 TT International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares.

      For the period from January 1, 2002 to December 31, 2002, before any waivers or reimbursements, the fees payable by the Fund to TT International
under its Management Agreement with respect to the Fund were $      . $       in
management fees allocated to the Fund from the Portfolio were also payable by the Fund. After waivers and reimbursements, the Fund did not pay a management fee.


      For the period from January 1, 2001 to December 31, 2001, before any waivers or reimbursements, the fees payable by the Fund to TT International under its Management Agreement with respect to the Fund were $257,413. $348,802 in management fees allocated to the Fund from the Portfolio were also payable by the Fund. After waivers and reimbursements, the Fund did not pay a management fee.


      For the period from October 2, 2000 (commencement of operations of the Fund and the Portfolio) to December 31, 2000, before any waivers or reimbursements, the fees payable by the Fund to TT International under its Management Agreement with respect to the Fund were $10,381 $10,888 in management fees allocated to the Fund from the Portfolio were also payable by the Fund. After waivers and reimbursements, the Fund did not pay a management fee.


                                  ADMINISTRATOR

      Pursuant to administrative services agreements ("Administrative Agreements") with each of the Trust and the Portfolio Trust, Investors Bank & Trust Company ("IBT") performs administrative duties for the Fund and the Portfolio, respectively. The address of IBT is 200 Clarendon St., Boston, MA 02116. For its services under the Administrative Agreement with respect to the Portfolio, IBT receives fees, which are at annual rates equal to the following percentages of the Portfolio's average daily net assets for the Portfolio's then-current fiscal year:

               First $250 Million in Assets                0.06%
               Next $250 Million in Assets                 0.04%
               Above $500 Million in Assets                0.03%

      The fees above are subject to an annual minimum of $60,000 from the Portfolio. The Fund will pay a pro-rata portion of these fees. The Fund will pay IBT an annual fee of $30,000 for tax, compliance and financial reporting, an annual fee of $35,000 for legal services, a $100 fee for each state securities registration obtained by IBT on behalf of the Fund and a $16,000 fee for fund accounting and net asset value calculation.


      For the period from January 1, 2002 to December 31, 2002, the fees paid to IBT under its Administrative Agreement with respect to the Fund were $ (including fees paid for legal services provided under the Administrative
Agreement). $       in administrative fees allocated to the Fund from the
Portfolios were also paid to IBT.


      For the period from January 1, 2001 to December 31, 2001, the fees paid to IBT under its Administrative Agreement with respect to the Fund were $64,999 (including fees paid for legal services provided under the Administrative Agreement). $44,253 in administrative fees allocated to the Fund from the Portfolio were also paid to IBT

      For the period from October 2, 2000 (commencement of operations of the Fund and the Portfolio) to December 31, 2000, the fees paid to IBT under its Administrative Agreement with respect to the Fund were $16,250 (including fees paid for legal services provided under the Administrative Agreement). $875 in administrative fees allocated to the Fund from the Portfolio were also paid to IBT.

                                   DISTRIBUTOR


      Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust with respect to the Fund (the "Distribution Agreement"). Under the Distribution Agreement, Quasar has agreed to sell shares of the Fund as the agent of the Fund. In accordance with the Distribution Agreement and the Service Plans as described below, the Fund may pay the Distributor a fee for distribution and shareholder services on behalf of Class 1, Class 2 and Class 3 shares. The Fund does not pay the Distributor a fee for distribution or shareholder services with respect to Institutional Class shares. In addition, as contemplated by the Service Plans, the Fund may enter into separate agreements for distribution and shareholder servicing with respect to Class 1, Class 2 and Class 3 shares, provided that the aggregate fees paid to the Distributor, third party providers and others under the applicable Service Plan do not exceed the limit set forth in that Plan. As of December 31, 2002, the Fund has not paid any fees to the Distributor or others for distribution or shareholder services.


      Quasar also serves as the placement agent for the Portfolio. TT International pays the Distributor an annual fee of $50,000 for providing distribution and placement agency services to the Trust and the Portfolio Trust and their respective series.

      Either party may terminate the Distribution Agreement on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act. Quasar acts as agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

      Class 1, Class 2 and Class 3 shares of the Fund each have a Service Plan (each a "Service Plan" or "Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 1 shares, not to exceed 0.75% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 2 shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 3 shares. Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

      The Service Plans permit the Fund to pay fees to the Distributor, third party providers and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund may pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

      Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or third party providers may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Any such payments by such service providers are not deemed to be expenditures under a Service Plan and, accordingly, are not subject to the fee limitations set forth in the Plan. In addition, the Service Plans specifically provide that, to the extent that any payments made by the Fund to the Manager or any of its affiliates might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then such payments are deemed to be authorized by the Plan but are not subject to the fee limitations set forth in such Plan.

      Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each Class of the Fund separately. Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any Class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that Class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a Class thereunder without the approval of a majority of the outstanding securities of that Class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

      As contemplated by the Service Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

                          TRANSFER AGENT AND CUSTODIAN

      The Fund has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as the transfer agent for the Fund. The Fund also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Fund.

      The Portfolio has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as transfer agent for the Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Portfolio. IBT's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositaries. IBT does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of IBT and may deal with IBT as principal in securities transactions.

                                     COUNSEL

      Bingham McCutchen LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Fund.

                                 CODES OF ETHICS

      The Fund, the Portfolio and TT International have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                    EXPENSES

      In addition to amounts payable under its Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TT International or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

                             6. INDEPENDENT AUDITORS


[        ], are the independent accountants for the Fund and for the Portfolio, providing audit and tax services and assistance and consultation with respect to the preparation of filings with the SEC.


                                   7. TAXATION

                     TAXATION OF THE FUND AND THE PORTFOLIO

      FEDERAL TAXES. The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income whether or not distributed and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

      MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

      FOREIGN TAXES. Investment income and gains derived by the Portfolio from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Portfolio and/or the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund and the Portfolio intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If the Fund holds more than 50% of its assets in stock and securities of foreign corporations at the close of its taxable year, directly or through the Portfolio, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid by it and by the Portfolio. If the Fund so elects, shareholders will be required to treat their pro rata portion of such foreign income taxes as part of the amounts distributed to them by the Fund and thus includible in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible or does not elect to "pass through" to its shareholders foreign income taxes it has paid, directly or indirectly, shareholders will not be able to claim any deduction or credit for any part of such foreign taxes.

                            TAXATION OF SHAREHOLDERS

      TAXATION OF DISTRIBUTIONS. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

      DIVIDENDS-RECEIVED DEDUCTION. The portion of the Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. corporations normally will be eligible for the dividends-received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or may result in certain basis adjustments.

      DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

      SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold Federal income tax at a rate of 30% on taxable dividends and certain other payments that are made to persons who are neither citizens nor residents of the U.S. A shareholder may be able to arrange for a lower withholding rate under an applicable treaty if the shareholder supplies the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

      BACKUP WITHHOLDING. The Fund is required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

                 EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

      CERTAIN INVESTMENTS. Any investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

      OPTIONS, FUTURES, FORWARD CONTRACTS, ETC. The Fund's transactions in options, futures contracts, forward contracts, and swaps and related transactions, if any, will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options, futures contracts, forward contracts, and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

      NON-U.S. INVESTMENTS. Special tax considerations apply with respect to non-U.S. investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the Fund. The Fund may invest, through the Portfolio, in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, the Fund may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

               8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

      TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

      TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

      To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

      Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.


      For the period from January 1, 2002 to December 31, 2002, the Portfolio
paid brokerage commissions of $       .

      For the period from January 1, 2001 to December 31, 2001, the Portfolio paid brokerage commissions of $1,429,800.

      For the period from October 2, 2000 (commencement of operations) to December 31, 2000, the Portfolio paid brokerage commissions of $258,887.


      In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

      It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

      The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into Classes. The Trust currently has two series, the Fund and the TT Europe Mutual Fund, a registered investment company. The Trust currently has designated four Classes of each series. The Trust has reserved the right to create and issue additional series and Classes of shares. Each share of each Class represents an equal proportionate interest in the Fund with each other share of that Class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between Classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a Class are entitled to vote separately to approve any distribution or service arrangements relating to that Class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or Class, only shares of that series or Class are entitled to vote.

      Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

      The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a Majority Shareholder Vote would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

      The Fund's transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

      The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of Massachusetts. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                            10. FINANCIAL STATEMENTS


      To be added by amendment.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


                              TT EUROPE MUTUAL FUND
               (A Series of TT International U.S.A. Feeder Trust)

TABLE OF CONTENTS                                                           PAGE

1.    The Fund............................................................    2

2.    Investment Objectives; Information Concerning Investment
      Structure; Investment Policies and Restrictions.....................    2

3.    Performance Information.............................................   12

4.    Determination of Net Asset Value; Valuation of Portfolio
      Securities; Additional Purchase Information.........................   16

5.    Management of the Fund and the Portfolio............................   17

6.    Independent Auditors................................................   29

7.    Taxation............................................................   29

8.    Portfolio Transactions and Brokerage Commissions....................   32

9.    Description of Shares, Voting Rights and Liabilities................   33

10.   Financial Statements................................................   35


      This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated May 1, 2003, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page [ ] hereof. These financial statements can be found in the Fund's Annual Report to shareholders. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by contacting his or her employer's plan administrator or third party service provider that sells shares of the Fund or by calling 1-888-465-5722.


      This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                   1. THE FUND


      TT Europe Mutual Fund (the "Fund") is a diversified open-end management investment company. The Fund is a series of shares of beneficial interest of TT International U.S.A. Feeder Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 26, 2000. The Fund commenced operations on February 12, 2001.

      References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.


      TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by Quasar Distributors, LLC, the Fund's distributor (the "Distributor"). Shares may be purchased from the Distributor, or from certain third party providers, such as securities brokers, banks, trust companies, financial supermarkets, financial advisers or other service organizations ("third party providers"). The Distributor and third party providers may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

      The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified, open-end, registered, management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

                            2. INVESTMENT OBJECTIVES;
                  INFORMATION CONCERNING INVESTMENT STRUCTURE;
                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

      The investment objective of the Fund and the Portfolio is total return in excess of the total return of the Morgan Stanley Capital International Europe Index (MSCI Europe Index).

      The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio also may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

                   INFORMATION CONCERNING INVESTMENT STRUCTURE

      As noted above, the Fund does not invest directly in securities, but instead invests all of its assets that are available for investment in the Portfolio, which has the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies.

      The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objective and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

      A change in investment objective, policies or restrictions by the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Certain investment restrictions of the Portfolio are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio. The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information about other holders of interests in the Portfolio, if any, is available from the Fund's distributor, Quasar Distributors, LLC.

                               INVESTMENT POLICIES

      The following supplements the information concerning the Fund's and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Fund include the Portfolio, unless the context otherwise requires.

      EQUITY-RELATED SECURITIES. The equity and equity-related securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

      Preferred Stock. Preferred stock offers a stated dividend rate payable from a corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

      Warrants And Rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have to be exercised within a shorter time period and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Positions in warrants and convertible securities are limited to no more than 5% of the Fund's total assets.

      Convertible Securities. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. Positions in warrants and convertible securities are limited to no more than 5% of the Fund's total assets.

      The Fund will rely on the judgment, analysis and experience of TT International in evaluating the creditworthiness of an issuer. In this evaluation, TT International will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

      The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

      Factors adversely affecting the market value of securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

      The secondary trading market for lower quality fixed-income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or TT International to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

      FOREIGN SECURITIES. The Fund will invest in securities traded on the exchanges of countries included in the MSCI Europe Index. These countries currently are Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings, if any, for investment purposes) in securities of European issuers and other securities that are tied economically to Europe. Europe includes those countries included in the MSCI Europe Index. These securities include those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the policy regarding investing at least 80% of its assets in securities of European issuers and other securities that are tied economically to Europe.

      Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

      As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for custodian arrangements for handling U.S. securities of equal value.

      Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.


      European Economic and Monetary Union ("EMU"). On January 1, 2002, the Euro became the sole currency of 12 countries participating in the EMU, namely Austria Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain. The EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. The EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions; (iii) instability within the EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Fund.


      DEPOSITARY RECEIPTS. The Fund may invest in depositary receipts that represent equity and equity-related securities traded on the exchanges of countries included in the MSCI Europe Index, including Global Depositary Receipts ("GDRs"), American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs and GDRs, in bearer form , are designed for use in European and global securities markets. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

      WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

      DERIVATIVE INSTRUMENTS. In pursuing its investment objectives, the Fund may enter into forward foreign currency exchange contracts to hedge the Fund's currency exposure.

      Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

      In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

      The Fund also may use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

      The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The value of the Fund's investments in forward currency transactions is limited to 100% of the value of the Fund's total assets. With respect to individual currencies, the Fund's investments in forward currency transactions in the currency of a particular country is limited to the greater of (i) that percentage of the Fund's total assets equal to that country's weighting within the MSCI Europe Index, or (ii) that country's security exposure. The Fund may not take short currency positions in individual countries. The Fund only may enter into forward currency transactions involving the U.S. dollar and/or the currencies of countries included in the MSCI Europe Index.

      Risks Of Forward Contracts. Forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. When the Fund enters into a forward currency contract, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      Forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

      Asset Coverage For Forward Positions. The Fund will comply with guidelines established by the Securities and Exchange Commission ("SEC") with respect to coverage of forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      CORPORATE REORGANIZATIONS. The Fund may invest a portion of its assets in securities for which a tender or exchange offer has been made or announced if, in the judgment of TT International, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The primary risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

      TEMPORARY INVESTMENTS. The temporary investments that the Fund may make include:

      (1) Short-term time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

                  The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

      (2) Short-term commercial paper which at the time of purchase is rated in the highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase; and

      (3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase.

      OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

      SECURITIES LENDING. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by TT International to be of good standing. In addition, they will only be made if, in TT International's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

      It is the Fund's understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

                            -------------------------

      The approval of the Fund and of the other investors in the Portfolio and the approval of shareholders of the Fund are not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

      FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio each have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively (a "Majority Shareholder Vote"). The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

      Neither the Fund nor the Portfolio may:

      (1)   invest in physical commodities or contracts on physical commodities;

      (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

      (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

      (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (6) borrow money, except from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment), such borrowings not to exceed 33 1/3% of the Fund's or the Portfolio's, as applicable, total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

      (7) underwrite the securities of other issuers (except to the extent that the Fund or the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the Fund's or the Portfolio's, as applicable, total assets would be invested in securities of companies within such industry; provided, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

      (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

      With respect to Fundamental Restriction (9) above, "senior securities" include, with limited exceptions, any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. The 1940 Act generally prohibits open-end investment companies, such as the Fund, from issuing senior securities, but provides exceptions to this prohibition and to the definition of senior security, including, but not limited to, exceptions for borrowings from banks and for temporary purposes if certain conditions are met.

      NON-FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio also are subject to the following restrictions, which are non-fundamental policies and may be changed by the appropriate Board of Trustees without shareholder or investor approval. As a matter of non-fundamental policy, the Fund and the Portfolio will not:

      (a) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities;

      (b)   sell securities short;

      (c) pledge, mortgage, or hypothecate any of its assets to an extent to secure borrowing greater than 33 1/3% of its total assets at fair market value;

      (d) invest in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted and repurchase agreements having maturities of more than seven days;

      (e) invest in private placements, including securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act;

      (f) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations; and except as may otherwise be permitted by the 1940 Act;

      (g) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

      (h) invest in depositary receipts representing securities of U.S. issuers that trade on foreign exchanges;

      (i) at the time of investment, invest more than 7% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (j) invest more than 10% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

      (k) hold investments with an aggregate value of greater than 100% of account capital; and

      (l) invest less than 80% of its net assets (including borrowings, if any, for investment purposes) in securities of European issuers and other securities that are tied economically to Europe.

      PERCENTAGE RESTRICTIONS. With the exception of fundamental restriction (6) and non-fundamental restriction (j), if a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy.

                           3. PERFORMANCE INFORMATION

      Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Fund may provide its periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains distributions declared during such period. Average annual total return figures represent the average annual percentage change over the specified period.

      The Fund will calculate its total rate of return for any period by (a) dividing (i) the sum of the net asset value on the last day of the period for shares held at the beginning of such period and the net asset value on the last day of the period of shares purchased with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with reinvested dividends and capital gains distributions, by (ii) the value of the initial shares held at the beginning of the period as determined by the public offering price for such shares, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and
(z) subtracting 1 from the result.

      The Fund also provides after-tax returns based on standardized formulas comparable to the formula currently used to calculate before-tax average annual total returns. After-tax return is a measure of a fund's performance adjusted to reflect taxes that would be paid by an investor in the fund. Two types of after-tax returns are provided. Pre-liquidation after-tax return assumes that the investor continued to hold fund shares at the end of the measurement period, and, as a result, reflects the effect of taxable distributions by a fund to its shareholders but not any taxable gain or loss that would have been realized by a shareholder upon the sale of fund shares. Post-liquidation after-tax return assumes that the investor sold his or her fund shares at the end of the measurement period, and, as a result, reflects the effect of both taxable distributions by a fund to its shareholders and any taxable gain or loss realized by the shareholder upon the sale of fund shares. Pre-liquidation after-tax return reflects the tax effects on shareholders of the portfolio manager's purchases and sales of portfolio securities, while post-liquidation after-tax return also reflects the tax effects of a shareholder's individual decision to sell fund shares.

      After-tax returns are calculated assuming that distributions by the fund and gains on a sale of fund shares are taxed at the highest applicable individual marginal federal income tax rate. Other assumptions are made in the calculations, specifically after-tax return: is calculated using historical tax rates; excludes state and local tax liability; does not take into account the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpayers whose adjusted gross income is above a specified amount; assumes any taxes due on a distribution are paid out of that distribution at the time the distribution is reinvested and reduce the amount reinvested; and is calculated assuming that the taxable amount and tax character (e.g., ordinary income, short-term capital gain, long-term capital gain) of each distribution is as specified by the fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations.

      The Fund will calculate its after-tax pre-liquidation total rate of return for any period by (a) dividing (i) the sum of the net asset value on the last day of the period for shares held at the beginning of such period and the net asset value on the last day of the period of shares purchased with dividend and capital gains distributions, net of taxes on such distributions, declared during such period with respect to a share held at the beginning of such period and shares purchased with reinvested dividends and capital gains distributions, by
(ii) the value of the initial shares held at the beginning of the period as determined by the public offering price paid for such shares, and (b) subtracting 1 from the result. Any annualized after-tax pre-liquidation total rate of return quotation will be calculated by (x) adding 1 to the period after-tax pre-liquidation rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

      The Fund will calculate its after-tax post-liquidation total rate of return for any period by (a) dividing (i) the sum of the net asset value, net of capital gain taxes, upon redemption on the last day of the period for shares held at the beginning of such period and the net asset value, net of capital gain taxes upon redemption, on the last day of the period of shares purchased with dividend and capital gains distributions, net of taxes on such distributions, declared during such period with respect to a share held at the beginning of such period and shares purchased with reinvested dividends, by
(ii) the value of the initial shares held at the beginning of the period as determined by the public offering price paid for such shares, and (b) subtracting 1 from the result. Any annualized after-tax post-liquidation total rate of return quotation will be calculated by (x) adding 1 to the period after-tax post-liquidation rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

      Average annual total return is a measure of a fund's performance over time. It is determined by taking a fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment date during the period.

      Average Annual Total Return figures are calculated according to the following formula prescribed by the SEC: P(l+T)n = ERV, where:

      P =   hypothetical initial payment of $1,000
      T =   average annual total return
      n =   number of years
      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof)

The ERV assumes reinvestment of all dividends and distributions, and complete redemption of the hypothetical investment at the end of the measuring period.

      In computing total rates of return, all of the Fund's expenses are included. However, fees that may be charged directly to third party providers, such as brokers, banks, trust companies, financial supermarkets, financial advisers, or other service organizations are not included. Any such fees will reduce your net return on investment.

      Average Annual Total Return (after taxes on distributions) figures are calculated according to the following formula prescribed by the SEC: P(1+T)n = ATVD, where:

      P =      a hypothetical initial payment of $1,000
      T =      average annual total return (after taxes on distributions)
      n =      number of years
      ATV(D) = Ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

      Average Annual Total Return (after taxes on distributions and redemption) figures are calculated according to the following formula prescribed by the SEC:
P(1+T)n = ATVDR, where:

      P =       a hypothetical initial payment of $1,000
      T =       average total return (after taxes on distributions and
                redemption)
      n =       number of years
      ATV(DR) = Ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.


      Set forth below is average annual total rate of return information for the Fund's shares for the periods indicated. All outstanding shares of the Fund were designated Institutional Class shares on August 31, 2002. Class 1, Class 2 and Class 3 share performance provided in this SAI includes the performance of the Fund's Institutional Class shares. This performance has not been adjusted to take into account differences in Class-specific operating expenses. Because operating expenses of Class 1, Class 2 and Class 3 shares are greater than those of Institutional Class shares, the Class 1, Class 2 and Class 3 share performance shown below is higher than the performance of Class 1, Class 2 and Class 3 shares would have been had those Classes been offered for the entire period. Performance is calculated separately for each Class of shares. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they otherwise would have been.

                                             Institutional
                                                 Class           Class 1      Class 2       Class 3
February 12, 2001 (inception of the Fund)
   to December 31, 2002
      Return Before Taxes                             %                %            %             %
      Return After Taxes on Distributions             %                %            %             %
      Return After Taxes on Distributions             %                %
         and Sale of Fund Shares                                                    %             %

One year ended December 31, 2002
      Return Before Taxes                             %                %            %             %
      Return After Taxes on Distributions             %                %            %             %
      Return After Taxes on Distributions
         and Sale of Fund Shares                      %                %            %             %


      Performance information for an account (the "Europe Account") managed by TT International is set forth in the Fund's prospectus. The Europe Account has been managed by TT International since the Account's inception and has investment objectives, policies, and strategies substantially similar to those of the Fund.


      From time to time the Fund also may quote data and fund rankings from various sources, such as Lipper Inc., Morningstar, Inc., Wiesenberger, Money Magazine, The Wall Street Journal, Kiplinger's Personal Finance Magazine, Smart Money Magazine, Business Week and The New York Times.

                      4. DETERMINATION OF NET ASSET VALUE;
       VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE INFORMATION

      Net Asset Value. The net asset value of each share of each Class of the Fund is determined on each day during which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of each Class of the Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) attributable to the Class by the number of shares of the Class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

      The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio.

      Valuation. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using exchange rates prior to or after the close of the various securities markets. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.


      Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market value, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.


      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

      A determination of value used in calculating net asset value of a security for which a market price representing market realities is not readily available must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Additional Purchase Information. The Fund may authorize certain third party providers to accept on its behalf purchase and redemption orders and may authorize these third parties to designate intermediaries to accept such orders. The Fund will be deemed to have received such an order when an authorized third party provider or its designee accepts the order. Orders will be priced at the net asset value of the applicable share Class of the Fund next computed after they are accepted by an authorized third party provider or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker, agent or other third party provider.

      The Fund offers Institutional Class, Class 1, Class 2 and Class 3 shares. Each Class of shares of the Fund represents an interest in the same portfolio of investments. Each Class is identical in all respects except that each Class bears its own distribution and service fees if applicable, and each Class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. Each Class will bear other fees and expenses proportionately based on the relative net assets of the Classes. As a result of the differences in the expenses borne by each Class of shares, net income per share and dividends per share will vary for each Class of shares. There are no conversion, preemptive or other subscription rights.

                   5. MANAGEMENT OF THE FUND AND THE PORTFOLIO

      The management and affairs of the Fund are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

      The Trustees and officers of the Trust and the Portfolio Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by TT International that they oversee are set forth below. Unless otherwise indicated below, the address of each Trustee and officer is 200 Clarendon Street, Boston, Massachusetts 02116. Each Trustee and officer holds office for the lifetime of the Trust unless that individual resigns, retires or is otherwise removed or replaced.

                  TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

Non-Interested Trustees (1)

-------------------------------------------------------------------------------------------------------------
  Name and Age    Position(s)        Term of          Number of         Principal Occupation(s) During Past
                  Held  with  the   Office and    Portfolios in Fund                 5 Years;
                  Trusts            Length of    Complex Overseen by    Other Directorships Held by Trustee
                                   Time Served         Trustee
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

John A. Benning   Trustee of the   Since         TT International      Retired (since December 1999);
Age: 68           Trust and the    August 2000   U.S.A. Master &       Senior Vice President and General
                  Portfolio Trust                Feeder Trusts: 4      Counsel, Liberty Financial
                                                 Portfolios            Companies, Inc. (financial services)
                                                                       (1994-1999).

                                                                       Trustee, Liberty All-Star Equity
                                                                       Fund (one mutual fund) and Liberty
                                                                       All-Star Growth Fund, Inc. (one
                                                                       mutual fund) (since October 2002);
                                                                       Director, ICI Mutual Insurance
                                                                       Company (since June 2000);
                                                                       Director, SageLife Assurance of
                                                                       America (variable annuity insurance
                                                                       company) (since June 2000);
                                                                       General Partner, Mad River Green
                                                                       Partners (real estate) (since 1972).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Peter O. Brown    Trustee of the   Since         TT International      Counsel, Harter, Secrest & Emery LLP
Age: 62           Trust and the    August 2000   U.S.A. Master &       (law firm) (since 2001); Partner,
                  Portfolio Trust                Feeder Trusts: 4      Harter, Secrest & Emery LLP (from
                                                 Portfolios            1998-2000).

                                                                       Trustee, CGM Trust (five mutual
                                                                       funds) and CGM Capital Development
                                                                       Fund (one mutual fund) (since June
                                                                       1993).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Robert W. Uek     Trustee of the   Since         TT International      Self-Employed Consultant (since
Age: 61           Trust and the    August 2000   U.S.A. Master &       1999); Partner,
                  Portfolio Trust                Feeder Trusts: 4      PricewaterhouseCoopers LLP
                                                 Portfolios            (accounting firm) (1998 to June
                                                                       1999).

                                                                       Trustee, Hillview Investment Trust
                                                                       II (three mutual funds) (since
                                                                       September 2000).

-------------------------------------------------------------------------------------------------------------

(1) Non-Interested Trustees are those Trustees who are not "interested persons" of the Trust or the Portfolio Trust as defined in the 1940 Act.

Interested Trustees  (2)

-------------------------------------------------------------------------------------------------------------
  Name and Age      Position(s)      Term of          Number of         Principal Occupation(s) During Past
                   Held with the    Office and    Portfolios in Fund                 5 Years;
                      Trusts        Length of    Complex Overseen by    Other Directorships Held by Trustee
                                   Time Served         Trustee
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

David J.S.        Trustee of the   Since         TT International      Managing Partner, TT International
Burnett (3)       Trust and the    August 2000   U.S.A. Master &       (since September 1998); Director,
Age: 45           Portfolio Trust                Feeder Trusts: 4      Brunswick UBS Warburg Ltd.
                                                 Portfolios            (investment banking) (May 1998 to
                                                                       August 1998); Director, Dalgland
                                                                       Nominees (PM) Ltd. (nominee company)
                                                                       (November 1995 to August 1998);
                                                                       Chairman, Fenway Services Limited
                                                                       (securities trader) (November 1997
                                                                       to August 1998); Director, Warburg
                                                                       Dillon Read Securities (South
                                                                       Africa) (stock broker) (October 1995
                                                                       to August 1998).

                                                                       Director, TJA Inc. (investment
                                                                       company) (since November 2002);
                                                                       Chairman, TT International Bermuda
                                                                       Ltd. (since November 2001);
                                                                       Director, TT International Funds PLC
                                                                       (investment management) (since
                                                                       August 2001); Director, TT
                                                                       International Advisors, Inc.
                                                                       (Investment Company) (since March
                                                                       2001); Director, TT Europe Alpha
                                                                       Fund Ltd. (investment management)
                                                                       (since July 2000); Director, TT
                                                                       Europe Beta Fund Ltd. (investment
                                                                       management) (since June 2000);
                                                                       Director, TT Crosby Limited
                                                                       (property lease holding company)
                                                                       (since January 1999).
-------------------------------------------------------------------------------------------------------------
J. Luther         Trustee of the   Since         TT International      Chairman, President and Director,
King, Jr. (4)     Portfolio Trust  August 2000   U.S.A. Master         Luther King Capital Management
Age: 63                                          Trust:                Corporation (investment counseling)
                                                 2 Portfolios          (since March 1979).

                                                 LKCM International    Director, V.P., DK Leasing Corp.
                                                 Fund: 1 Portfolio     (private plane) (since April 1993);
                                                                       Member, Investment Advisory
                                                                       Committee, Board of Trustees of the
                                                                       Employees Retirement System of Texas
                                                                       (since September 1987); President,
                                                                       4K Land & Cattle Company (since
                                                                       November 1994); Director, Hunt
                                                                       Forest Products (lumber) (since
                                                                       February 1993); Board of Governors,
                                                                       Investment Company Association of
                                                                       America (trade organization) (since
                                                                       May 1991); Board Chairman, JLK
                                                                       Venture Corp. (private equity)
                                                                       (since June 1995); Director, LKCM
                                                                       Funds (investment company) (since
                                                                       July 1994); Director, Ruston
                                                                       Industrial Corp. (forest products)
                                                                       (since February 1993); Director,
                                                                       Southwestern Exposition & Livestock
                                                                       (since April 1997); President,
                                                                       Southwest JLK (holding company of
                                                                       LKCM) (since February 1983);
                                                                       Trustee, Texas Christian University
                                                                       (since March 1992); Director,
                                                                       Treasurer, Texas Southwestern
                                                                       Cattleraisers Foundation (since
                                                                       November 1995); Investment Advisory
                                                                       Committee, University of Texas
                                                                       Investment Management (since June
                                                                       1996); Director, XTO (oil & gas)
                                                                       (since April 1991).
-------------------------------------------------------------------------------------------------------------


(2) Interested Trustees are those Trustees who are "interested persons" of the Trust or the Portfolio Trust as defined in the 1940 Act.

(3) Mr. Burnett is deemed to be an "interested" Trustee of the Trust and the Portfolio Trust because of his affiliation with TT International, the investment manager of the Fund and the Portfolio.

(4) Mr. King is deemed to be an "interested" Trustee of the Portfolio Trust because of his ownership of shares of LKCM International Fund, which invests substantially all of its assets in the Portfolio Trust, and because of his affiliation with Luther King Capital Management, the investment adviser to the LKCM International Fund.

                  OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

-------------------------------------------------------------------------------------------------------------
        Name and Age           Position(s)     Term of Office   Principal Occupation(s) During Past 5 Years
                              Held with the    and Length of               and Directorships Held
                                  Trusts        Time Served
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

David J.S. Burnett (1)        Trustee and     Since August      Managing Partner, TT International (since
Age:  45                      President       2000              September 1998); Director, Brunswick UBS
                                                                Warburg Ltd. (investment banking) (May 1998
                                                                to August 1998); Director, Dalgland
                                                                Nominees (PM) Ltd. (nominee company)
                                                                (November 1995 to August 1998); Chairman,
                                                                Fenway Services Limited (securities trader)
                                                                (November 1997 to August 1998); Director,
                                                                Warburg Dillon Read Securities (South
                                                                Africa) (stock broker) (October 1995 to
                                                                August 1998).

                                                                Director, TJA Inc. (investment company)
                                                                (since November 2002); Chairman, TT
                                                                International Bermuda Ltd. (since November
                                                                2001); Director, TT International Funds PLC
                                                                (investment management) (since August
                                                                2001); Director, TT International Advisors
                                                                Inc. (investment marketing) (since March
                                                                2001); Director, TT Europe Alpha Fund Ltd.
                                                                (investment management) (since July 2000);
                                                                Director, TT Europe Beta Fund Ltd.
                                                                (investment management) (since June 2000);
                                                                Director, TT Crosby Limited (property lease
                                                                holding company) (since January 1999).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
S. Austin Allison (1)         Secretary       Since August      Director, TJA Inc. (Investment Company)
Age: 55                                       2000              (since November 2002); Director TT Crosby
                                                                Limited (property lease holding company)
                                                                (since November 2002); Partner, Head of
                                                                Compliance & Legal, TT International (since
                                                                January 2001); Head of Compliance and
                                                                Legal, TT International (June 2000 to
                                                                December 2000); Director, TT International
                                                                Advisors Inc. (since March 2001); Director,
                                                                TT International Funds PLC (since August
                                                                2001); Director, TT International (Bermuda)
                                                                Limited (since November 2001); Director,
                                                                TJA Inc. (investment company) (since
                                                                November 2002); Director, TT Crosby Limited
                                                                (property lease holding company) (since
                                                                November 2002); Director, Legal &
                                                                Compliance, Westdeutsche Landesbank Group
                                                                (banking, financial services) (January 1997
                                                                to June 2000).

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
        Name and Age           Position(s)     Term of Office   Principal Occupation(s) During Past 5 Years
                              Held with the    and Length of               and Directorships Held
                                  Trusts        Time Served
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Graham Barr (1)               Treasurer       Since August      Financial Controller, TT International
Age: 37                                       2000              (since June 1998); former Company
                                                                Secretary, TT Crosby Ltd. (property lease
                                                                holding company) (from November 1999 to
                                                                November 2002); former Head of Investment
                                                                Accounting, AIB Govett Asset Management
                                                                (fund management) (August 1993 to June
                                                                1998).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Jeff Gaboury                  Assistant       Since August      Director, Mutual Fund Administration,
Age: 34                       Treasurer       2000              Investors Bank & Trust Company (since
                                                                October 1996).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Jill Grossberg                Assistant       Since August      Director and Counsel, Mutual Fund
Age: 57                       Secretary       2000              Administration, Investors Bank & Trust
                                                                Company (since April 2000); Assistant Vice
                                                                President and Associate Counsel, Putnam
                                                                Investments (March 1995 to March 2000).

-------------------------------------------------------------------------------------------------------------

(1) The address of Mr. Burnett, Mr. Allison and Mr. Barr is Martin House, 5 Martin Lane, London, England EC4R 0DP.


      The Trust and Portfolio Trust each has a standing Trustees Committees. The members of the Trustees Committees are Mr. Benning, Mr. Brown and Mr. Uek, the Non-Interested Trustees of the Trust and the Portfolio Trust. The responsibilities of the Committees are to: (1) perform the specific tasks assigned to Non-Interested Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts with respect to each of the series of the Trusts; (2) nominate Non-Interested Trustees of the Trusts; (3) oversee the audit process for the series of the Trusts; (4) review on a periodic basis the governance structures and procedures of the series of the Trusts; (5) review proposed resolutions of conflicts of interest that may arise in the business of the series of the Trusts, and may have an impact on the investors in those series; and (6) provide general oversight of the series of the Trusts on behalf of investors. The Trustees Committees each met five times during the fiscal year ended December 31, 2002. The Trustees Committees do not have a procedure to consider nominees for the position of Trustee recommended by investors.

      The following table shows the Trustees' ownership of the Fund and in all series of the Trust and the Portfolio Trust overseen by the Trustees, as of December 31, 2002.


        Name of Trustee            Dollar Range of         Aggregate Dollar Range of Equity
                                  Equity Securities      Securities in All Series of the Trust
                                     in the Fund          and the Portfolio Trust (Registered
                                                                 Investment Companies)
Interested Trustees

David J.S. Burnett                    $1-$10,000                      $1-$10,000

J. Luther King                           None                        Over $100,000

Non-Interested Trustees

John A. Benning                          None                            None

Peter O. Brown                           None                            None

Robert W. Uek                            None                            None


      As of December 31, 2002, none of the Non-Interested Trustees (or their immediate family members) held an ownership interest in TT International or the Distributor.

      The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2002 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio Trust.


                                                 Pension or
                                                 Retirement
                                                  Benefits                                     Total
                                                 Accrued as            Estimated           Compensation
                             Aggregate             Part of          Annual Benefits     from the Trust and
Interested Trustee          Compensation            Fund                  Upon           Portfolio Trust*
                           from the Trust         Expenses             Retirement
David J.S. Burnett              None                None                  None                 None

Non-Interested Trustees

John A. Benning                $9,417               None                  None                $18,834

Peter O. Brown                 $9,417               None                  None                $18,834

Robert W. Uek                  $9,417               None                  None                $18,834

----------
* Each of the Trustees of the Trust serves as a Trustee of the Trust and of TT International U.S.A. Master Trust, a registered investment company having two series. Each of the Trustees of the Trust also serves as a Trustee of one additional series of the Trust.

      Any conflict of interest between the Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Non-Interested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

               Control Persons and Principal Holders of Securities


      As of [       ],2003, the Manager owned ___% of the Fund's outstanding
voting securities.

      As of [       ], 2003, all Trustees and officers as a group owned [     ]%
of the Fund's outstanding voting securities (through Mr. Burnett and Mr. Allison's partnership interests in the Manager).


                                     MANAGER

      TT International serves as the investment manager of the Portfolio and the Fund pursuant to separate management agreements (the "Management Agreements"). Mr. Timothy A. Tacchi owns a controlling interest in TT International. Subject to policies as the Board of Trustees of the Portfolio Trust may determine, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that TT International may delegate the daily management of the securities of the Portfolio to one or more subadvisers. TT International furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. Unless otherwise terminated, the Management Agreement with the Portfolio Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. Unless otherwise terminated, the Management Agreement with the Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

      Each Management Agreement provides that TT International may provide services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by TT International on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.


      In approving the Management Agreements with respect to the Fund and the Portfolio, the Trustees considered, among other things, the nature and quality of the services to be provided by TT International. In deciding in August 2002 to renew the Management Agreement with TT International for the Fund the Non-Interested Trustees gave particular weight to the quality of service provided by TT International to the Fund, the quality of the professional team provided by TT International for the Fund, and the relative management and other expenses of the Fund as compared with those of other mutual funds. The Trustees also considered the fees to be paid by the Fund and reviewed data showing how the Fund's proposed fees and total expense ratios compared with those of comparable funds. Based upon their review, the Trustees determined that the terms of the Management Agreements were reasonable, fair and in the best interests of investors in the Fund and the Portfolio. The Trustees also concluded that the fees provided in the Management Agreements were fair and reasonable.


      For its services under the Management Agreement with respect to the Fund, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. This fee is higher than the management fee paid by most mutual funds. For the period from January 1, 2002 (the beginning of the Fund's fiscal year) to July 7, 2002, management fees payable by the Fund, before waivers and reimbursements, were the difference between 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For its services under the Management Agreement with respect to the Portfolio, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

      TT International may reimburse the Fund or Portfolio or waive all or a portion of its management fees. TT International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. Absent an earlier modification approved by the Trustees, this limitation will be in effect until December 31, 2011.


      For the period from January 1, 2002 to December 31, 2002, before any waivers or reimbursements, the fees payable by the Fund to TT International
under its Management Agreement with respect to the Fund were $    . $    in
management fees allocated to the Fund from the Portfolio were also payable by the Fund. After waivers and reimbursements, the Fund did not pay a management fee.


      For the period from February 12, 2001 (commencement of operations of the Fund and the Portfolio) to December 31, 2001, before any waivers or reimbursements, the fees payable by the Fund to TT International under its Management Agreement with respect to the Fund were $381. $432 in management fees allocated to the Fund from the Portfolio were also payable by the Fund. After waivers and reimbursements, the Fund did not pay a management fee.

                                  ADMINISTRATOR

      Pursuant to administrative services agreements ("Administrative Agreements") with each of the Trust and the Portfolio Trust, Investors Bank & Trust Company ("IBT") performs administrative duties for the Fund and the Portfolio, respectively. The address of IBT is 200 Clarendon St., Boston, MA 02116. For its services under the Administrative Agreement with respect to the Portfolio, IBT receives fees, which are at annual rates equal to the following percentages of the Portfolio's average daily net assets for the Portfolio's then-current fiscal year:

               First $250 Million in Assets                0.06%
               Next $250 Million in Assets                 0.04%
               Above $500 Million in Assets                0.03%

      The fees above are subject to an annual minimum of $60,000 from the Portfolio. The Fund will pay a pro-rata portion of these fees. The Fund will pay IBT an annual fee of $30,000 for tax, compliance and financial reporting, an annual fee of $35,000 for legal services, a $100 fee for each state securities registration obtained by IBT on behalf of the Fund and a $16,000 fee for fund accounting and net asset value calculation.


      For the period from January 1, 2002 to December 31, 2002, the fees paid to IBT under its Administrative Agreement with respect to the Fund were $ (including fees paid for legal services provided under the Administrative
Agreement). $    in administrative fees allocated to the Fund from the Portfolio were also paid to IBT.


      For the period from February 12, 2001 (commencement of operations of the Fund and the Portfolio) to December 31, 2001, the fees paid to IBT under its Administrative Agreement with respect to the Fund were $58,546 (including fees paid for legal services under the Administrative Agreement). $52,930 in administrative fees allocated to the Fund from the Portfolio were also paid to IBT.

                                   DISTRIBUTOR


      Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust with respect to the Fund (the "Distribution Agreement"). Under the Distribution Agreement, Quasar has agreed to sell shares of the Fund as the agent of the Fund. In accordance with the Distribution Agreement and the Service Plans as described below, the Fund may pay the Distributor a fee for distribution and shareholder services on behalf of Class 1, Class 2 and Class 3 shares. The Fund does not pay the Distributor a fee for distribution or shareholder services with respect to Institutional Class shares. In addition, as contemplated by the Service Plans, the Fund may enter into separate agreements for distribution and shareholder servicing with respect to Class 1, Class 2 and Class 3 shares, provided that the aggregate fees paid to the Distributor, third party providers and others under the applicable Service Plan do not exceed the limit set forth in the that Plan. As of December 31, 2002, the Fund has not paid any fees to the Distributor or others for distribution or shareholder services. Quasar also serves as the placement agent for the Portfolio. TT International pays the Distributor an annual fee of $50,000 for providing distribution and placement agency services to the Trust and the Portfolio Trust and their respective series.


      Either party may terminate the Distribution Agreement on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act. Quasar acts as agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

      Class 1, Class 2 and Class 3 shares of the Fund each have a Service Plan (each a "Service Plan" or "Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 1 shares, not to exceed 0.75% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 2 shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 3 shares. Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

      The Service Plans permit the Fund to pay fees to the Distributor, third party providers and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund may pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

      Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or third party providers may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Any such payments by such service providers are not deemed to be expenditures under a Service Plan and accordingly, are not subject to the fee limitations set forth in the Plan. In addition, the Service Plans specifically provide that, to the extent that any payments made by the Fund to the Manager or any of its affiliates might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then such payments are deemed to be authorized by the Plan but are not subject to the fee limitations set forth in such Plan.

      Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each Class of the Fund separately. Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any Class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that Class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a Class thereunder without the approval of a majority of the outstanding securities of that Class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

      As contemplated by the Service Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

                          TRANSFER AGENT AND CUSTODIAN

      The Fund has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as the transfer agent for the Fund. The Fund also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Fund.

      The Portfolio has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as transfer agent for the Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Portfolio. IBT's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositaries. IBT does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of IBT and may deal with IBT as principal in securities transactions.

                                     COUNSEL

      Bingham McCutchen LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Fund.

                                 CODES OF ETHICS

      The Fund, the Portfolio and TT International have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                    EXPENSES

      In addition to amounts payable under its Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TT International or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

                             6. INDEPENDENT AUDITORS


[      ], are the independent accountants for the Fund and for the Portfolio, providing audit and tax services and assistance and consultation with respect to the preparation of filings with the SEC.


                                   7. TAXATION

                     TAXATION OF THE FUND AND THE PORTFOLIO

      FEDERAL TAXES. The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income whether or not distributed and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

      MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

      FOREIGN TAXES. Investment income and gains derived by the Portfolio from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Portfolio and/or the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund and the Portfolio intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If the Fund holds more than 50% of its assets in stock and securities of foreign corporations at the close of its taxable year, directly or through the Portfolio, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid by it and by the Portfolio. If the Fund so elects, shareholders will be required to treat their pro rata portion of such foreign income taxes as part of the amounts distributed to them by the Fund and thus includible in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible or does not elect to "pass through" to its shareholders foreign income taxes it has paid, directly or indirectly, shareholders will not be able to claim any deduction or credit for any part of such foreign taxes.

                            TAXATION OF SHAREHOLDERS

      TAXATION OF DISTRIBUTIONS. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

      DIVIDENDS-RECEIVED DEDUCTION. The portion of the Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. corporations is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or may result in certain basis adjustments.

      DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

      SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold Federal income tax at a rate of 30% on taxable dividends and certain other payments that are made to persons who are neither citizens nor residents of the U.S. A shareholder may be able to arrange for a lower withholding rate under an applicable treaty if the shareholder supplies the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

      BACKUP WITHHOLDING. The Fund is required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

                 EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

      CERTAIN INVESTMENTS. Any investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.


      FORWARD CONTRACTS. The Fund's transactions in forward contracts if any, will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.


      NON-U.S. INVESTMENTS. Special tax considerations apply with respect to non-U.S. investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the Fund. The Fund may invest, through the Portfolio, in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, the Fund may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

               8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

      TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

      TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

      To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

      Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.


      For the period from January 1, 2002 to December 31, 2002, the Portfolio
paid brokerage commissions of $      . For the period from February 12, 2001
(commencement of operations) to December 31, 2001, the Portfolio paid brokerage commissions of $986.


      In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

      It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

      The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into Classes. The Trust currently has two series, the Fund and the TT Active International Mutual Fund, a registered investment company. The Trust currently has designated four Classes of each series. The Trust has reserved the right to create and issue additional series and Classes of shares. Each share of each Class represents an equal proportionate interest in the Fund with each other share of that Class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between Classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a Class are entitled to vote separately to approve any distribution or service arrangements relating to that Class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or Class, only shares of that series or Class are entitled to vote.

      Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

      The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a Majority Shareholder Vote would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

      The Fund's transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

      The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of Massachusetts. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                            10. FINANCIAL STATEMENTS


      To be added by amendment.

                                     PART C

Item 23.  Exhibits.

*        a(1)       Declaration of Trust of the Registrant.
****     a(2)       Establishment and Designation of Series of the Registrant.
******   a(3)       Form of Amended and Restated Designation of Series of the
                    Registrant.
******   a(4)       Form of Establishment and Designation of Classes of the
                    Registrant.
*        b          By-laws of the Registrant.
*****    d(1)       Amended and Restated Management Agreement between the
                    Registrant and TT International Investment Management ("TT
                    International") with
                    respect to Active International Mutual Fund.
******   d(2)       Form of Amended and Restated Management Agreement between
                    the Registrant and TT International, with respect to TT
                    Europe Mutual Fund.
******   e          Form of Amended and Restated Distribution Agreement between the Registrant and Quasar Distributors, LLC, as distributor.
****     g          Custodian Agreement between the Registrant and Investors
                    Bank & Trust Company, as custodian.
****     h(1)       Transfer Agency Agreement between the Registrant and
                    Investors Bank & Trust Company, as transfer agent.
******   h(2)       Forms of Amended and Restated Expense Limitation Agreements
                    with respect to the series of the Registrant.
**       h(3)       Agreement among the Registrant, TT International U.S.A.
                    Master Trust, TT International, LKCM Funds and Luther King
                    Capital Management Corporation regarding the master/feeder structure.
****     h(4)       Administrative Services Agreement between the Registrant and
                    Investors Bank & Trust Company, as administrator.
*        i          Opinion and Consent of counsel.
         j          To be filed by Amendment.
******   m(1)       Form of Service Plan of the Registrant with respect to
                    Class 1 shares.
******   m(2)       Form of Service Plan of the Registrant with respect to
                    Class 2 shares.
******   m(3)       Form of Service Plan of the Registrant with respect to
                    Class 3 shares.
         n          Multiple Class Plan of the Registrant.
**       p          Codes of Ethics of the TT Active International Mutual Fund,
                    TT EAFE Portfolio, TT Europe Mutual Fund, TT Europe
                    Portfolio and TT International.
***      (q)(1)     Powers of Attorney for TT International U.S.A. Feeder Trust
***      (q)(2)     Powers of Attorney for TT International U.S.A. Master Trust

----------
* Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A of the Registrant, as filed with the Commission on June 9, 2000.
** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on August 24, 2000.
*** Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on September 28, 2000.
**** Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on November 14, 2000.
***** Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on February 22, 2002.
****** Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on April 22, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.

            Not applicable.

Item 25. Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference as an exhibit herein; and (b) Section 7 of the Distribution Agreement by and between the Registrant and Quasar Distributors, LLC. The provisions of the Declaration of Trust permit indemnification, to the extent permitted under applicable law, of Trustees and officers of the Registrant against liability and expenses reasonably incurred or paid by such Trustees or officers in connection with any claim, action, suit or proceeding in which a Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by the Trustee or officer in the settlement thereof. The provisions of the Distribution Agreement provide for indemnification by the Distributor for liability arising out of actions or statements of the Distributor. Neither the Declaration of Trust, nor the Distribution Agreement provides for indemnification where the Trustee or officer has been found subject to liability by reason of willful misfeasance, bad faith or negligence in the performance of his or her duties.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor will be insured under an errors and omissions liability insurance policy. The Registrant and its officers also will be insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Item 26. Business and Other Connections of Investment Adviser.

      TT International Investment Management ("TT International") is a partnership with offices at Martin House, 5 Martin Lane, London, England EC4R 0DP. TT International is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is regulated in the conduct of its investment business in the United Kingdom by the Financial Services Authority
(FSA). TT International also is registered as a commodity pool operator and commodity trading adviser with the Commodity Futures Trading Commission (CFTC). The principal business address of each person listed below is Martin House, 5 Martin Lane, London, England EC4R 0DP. The partners of TT International are as follows:

                                                      Employment during the
             Name                                     Past Two Fiscal Years

Timothy A. Tacchi               Partner and Investment Manager, TT International
                                (since July 1993)

Alexander S. M. Carswell        Partner , TT International (since July 1993);
                                Financial Controller, TT International (July
                                1993 to June 2001)

Mark S. Williams                Partner, Geopolitics/Currency, TT International
                                (since January 1997)

David J.S. Burnett              Managing Partner, TT International (since
                                September 1998)

Martin A. Shenfield             Partner, Asia Pacific Equities, TT International
                                (since April 1998)

John D. Hobson                  Partner, Investment Manager, TT International
                                (since January 2000); Investment Analyst, TT
                                International (October 1998 to January 2000)

Dean L. Smith                   Partner, Investment Manager, TT International
                                (since January 2000); Investment Analyst, TT
                                International (October 1998 to January 2000)

S. Austin Allison               Partner, TT International (since January 2001);
                                Head of Compliance and Legal, TT International
                                (since June 2000); Director, Legal & Compliance,
                                Westdeutsche Landesbank Group (banking,
                                financial services) (June 1996 to June 2000)

Richard W.G. Simpson            Partner, TT International (since January 2001);
                                Head of Information Technology (IT), TT
                                International (September 1999 to January 2001)

Pauline Sau Ngor Pong           Partner, Investment Manager, TT International
                                (since January 2001); Investment Analyst, TT
                                International (July 1996 to January 2001)

Douglas E. Sankey               Partner, TT International (since April 2001);
                                Vice President, Latin America South Division
                                Area Officer, Citibank, N.A. (Buenos Aires)
                                (1998 to 2000)

Patrick E. Deane                Partner, TT International (since January 2002);
                                Equity Analyst, TT International (since November
                                2000); Equity Portfolio Manager, Deutsche Asset
                                Management (previously Morgan Grenfell Asset
                                Management (1994 to October 2000)

Margaret A. Leach               Partner, TT International (since January 2002);
                                Chief Financial Officer, TT International (since
                                June 2001); Executive Director, Equities, and
                                Head of Marketing and Distribution Management
                                Group, Europe, UBS Warburg (October 1999 to June
                                2001)

Martin A. Pluck                 Partner, TT International (since January 2002);
                                Sector Strategist, TT International (since
                                December 2000); Head of Investment Client
                                Services, TT International (1998 to November
                                2000)

Nicholas B. Bluffield           Partner, TT International (since January 2003);
                                Head of currencies and interest rates trading, TT International (since 1993)

Anthony J. Moorehouse           Partner, TT International (since January 2003);
                                Head of equity trading, TT International (since
                                1999)

Mark H. Eady                    Partner, TT International (since January 2003);
                                Analyst Europe, TT International (since 2002);
                                Managing Director and co-head of European Bank
                                Research, Deutsche Bank (since 1999)

Item 27. Principal Underwriters

(a) Quasar Distributors, LLC ("Quasar Distributors") is the principal underwriter for the Registrant and the placement agent for TT International U.S.A. Master Trust. Quasar Distributors also acts as principal underwriter for the following investment companies:

      Cullen Funds Trust
      Country Mutual Funds Trust
      The Hennessy Mutual Funds, Inc.
      The Hennessy Funds, Inc.
      Kit Cole Investment Trust
      Everest Funds
      Brandywine Advisors Fund
      Light Revolution Fund, Inc.
      The Jensen Portfolio
      First American Insurance Portfolios, Inc.
      The Lindner Funds
      AHA Investment Funds
      Wexford Trust, The Muhlenkamp Fund
      Mutuals.com, The Generation Wave Funds, VICE Fund
      First American Funds, Inc.
      First American Investment Funds, Inc.
      First American Strategy Funds, Inc.
      Zodiac Trust, Conning Money Market Portfolio
      CCMA Select Investment Trust
      CCM ADVISORS FUNDS
      DAL Investment Company
      Fort Pitt Capital Funds
      MW Capital Management Funds
      Quintara Funds
      Jacob Internet Fund
      The Teberg Fund
      Alpine Series Trust
      Alpine Equity Trust
      LKCM Funds
      Monetta Fund, Inc.
      Monetta Trust
      Kenwood Funds
      Thompson Plumb Funds, Inc.
      Alpha Analytics Investment Trust
      Alternative Investment Advisors, Alpha Strategies 1 Fund,
      Blue & White Fund (Blue and White Investment Management, LLC),
      Al Frank Fund
      Dow Jones Islamic Index,
      Optimum Q Funds (MDT Advisers, Inc.),
      Matrix Asset Advisor Value Fund, Inc.
      Stancell Social Fund

      Brazos Mutual Funds,
      Prudent Bear Mutual Funds,
      Hollencrest (AST),
      Gintel Fund,

      Advisor Series Trust
           Individual Trusts:
           American Trust Allegiance Fund
           Avatar Advantage Balance Fund
           Avatar Advantage Equity Allocation Fund
           Capital Advisors Growth Fund
           Chase Growth Fund
           Edgar Lomax Value Fund
           Howard Equity Fund
           The Jacobs Fund
           National Asset Management Core Equity Fund
           Segall Bryant & Hamill Mid Cap Fund
               The McCarthy Fund (formerly Trust for Investment Managers, MST, effective change 6/7/02)
               SYM Select Growth Fund (formerly Trust for Investment Managers, MST, effective change 6/7/02)

      Brandes Investment Trust, Brandes Institutional International Equity Fund, Builders Fixed Income Fund, Inc.
      Dessauer Fund Group, The Dessauer Global Equity Fund,
      Investec Funds,
      PIC Investment Trust Funds [Provident Investment Counsel],
      Professionally Managed Portfolios
           Individual Trusts :
               Hester Total Return Fund (11/18/02 name change, formerly Avondale Hester Total
      Return Fund)
      Lighthouse Opportunity Fund
      Portfolio 21
      The Osterweis Fund
      Women's Equity Mutual Fund
               Villere Balanced Fund (formerly Trust for Investment Managers, MST, effective change 6/7/02)

      Purisma Funds
      Rainier Funds
      TT International
      SEIX Funds, Inc.
      TIFF Investment Program, Inc.
      FFTW Funds, Inc.
      Harding Loevner Funds, Inc.

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows. The address of each of the foregoing is 615 East

      Michigan Street, Milwaukee, Wisconsin, 53202.

      Name:                               Position(s) with Quasar:
      -----                               ------------------------
      James R. Schoenike                  President, Board Member
      Donna J. Berth                      Treasurer
      Suzanne E. Riley                    Secretary
      Joe Redwine                         Board Member
      Bob Kern                            Board Member
      Paul Rock                           Board Member
      Laura F. Bednarski                  Board Member

      Additional Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

                                CRD # on Form BD
                                ----------------
                                     103848

(c)   Not applicable.

Item 28. Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

Name                                                 Address
----                                                 -------

Investors Bank & Trust Company                       200 Clarendon St.
                                                     Boston, MA  02116

Quasar Distributors, LLC                             615 East Michigan Street
                                                     Milwaukee, Wisconsin 53202

TT International Investment Management               Martin House, 5 Martin Lane
                                                     London, England  EC4R 0DP

Item 29. Management Services.

      Not applicable.

Item 30. Undertakings.

      Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment on Form N1-A to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England on the 28th day of February, 2003.


                                      TT INTERNATIONAL U.S.A. FEEDER TRUST
                                      On behalf of TT Active International
                                      Mutual Fund and TT Europe Mutual Fund


                                      By: /s/ David J.S. Burnett
                                          -------------------------------------
                                      David J.S. Burnett
                                      President


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on the 28th day of February, 2003.



/s/ David J.S. Burnett                President (Principal Executive Officer and
---------------------------------     Trustee) of TT International U.S.A. Feeder
David J.S. Burnett                    Trust


/s/ Graham Barr                       Treasurer (Principal Accounting and
---------------------------------     Financial Officer) of TT International
Graham Barr                           U.S.A. Feeder Trust


John A. Benning*                      Trustee of TT International U.S.A. Feeder
---------------------------------     Trust
John A. Benning


Peter O. Brown*                       Trustee of TT International U.S.A. Feeder
---------------------------------     Trust
Peter O. Brown


Robert W. Uek*                        Trustee of TT International U.S.A. Feeder
---------------------------------     Trust
Robert W. Uek


*By: /s/ David J.S. Burnett
---------------------------------
David J.S. Burnett

Executed by David J.S. Burnett on behalf of those indicated pursuant to Powers of Attorney.

                                    SIGNATURE


      Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 28th day of February, 2003.


                                      TT INTERNATIONAL U.S.A. MASTER TRUST
                                      On behalf of TT EAFE Portfolio and TT
                                      Europe Portfolio

                                      By: /s/ David J.S. Burnett
                                          --------------------------------------
                                      David J.S. Burnett
                                      President
                                      TT International U.S.A. Master Trust